FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 2 , 1999         FILE NO. 2-15037
                                                    -------------------         FILE NO. 811-879

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                    Post-Effective Amendment No. 63
                                                ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                    Amendment No. 63
                                 ----

                       TRAINER WORTHAM FIRST MUTUAL FUNDS
                       ----------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

845 Third Avenue, 6th Floor
New York, New York 10022                                          (212) 759-7755
------------------------                                          --------------
(Address of Principal Executive Offices)         (Registrant's Telephone Number)

                           Patrick W. D. Turley, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401
                            -------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):

           immediately upon filing pursuant to Paragraph (b);

           on_________________(date) pursuant to Paragraph (b);

[x]        60 days after filing pursuant to Paragraph (a)(1);
-------------
           on_________________(date) pursuant to Paragraph (a)(1);

           75 days after filing pursuant to Paragraph (a)(2); or

           on_________________(date) pursuant to paragraph (a) (2) of Rule 485.


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                                                                          Page 1

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                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

                       TRAINER, WORTHAM FIRST MUTUAL FUND


                                November 1, 1999

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                               Investment Adviser
                               ------------------

                          Trainer, Wortham & Co., Inc.
                           845 Third Avenue, 6th Floor
                            New York, New York 10022
                            Telephone: (800) 257-4450



Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

                       TRAINER, WORTHAM FIRST MUTUAL FUND

                                TABLE OF CONTENTS
                                -----------------


RISK/RETURN SUMMARY AND FUND EXPENSES

         1        RISK/RETURN SUMMARY
         3        ANNUAL FEES AND EXPENSES

         CAREFULLY REVIEW THIS IMPORTANT SECTION FOR A SUMMARY OF THE FUND'S INVESTMENTS, RISKS AND FEES.

INVESTMENT OBJECTIVE AND STRATEGIES

         5        INVESTMENT OBJECTIVE
         5        POLICIES AND STRATEGIES
         6        INVESTMENT RISKS

         THIS SECTION CONTAINS DETAILS ON THE FUND'S INVESTMENT STRATEGIES AND RISKS.

SHAREHOLDER INFORMATION

         7        PRICING OF FUND SHARES
         7        PURCHASING AND ADDING TO YOUR SHARES
         8        SELLING YOUR SHARES
         11       EXCHANGING YOUR SHARES
         12       DIVIDENDS, DISTRIBUTIONS AND TAXES

         CONSULT THIS SECTION TO OBTAIN DETAILS ON HOW SHARES ARE VALUED, HOW TO PURCHASE, SELL AND EXCHANGE SHARES, RELATED CHARGES AND PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS.

FUND MANAGEMENT

         12       THE INVESTMENT ADVISER
         13       PORTFOLIO MANAGER
         13       THE DISTRIBUTOR AND ADMINISTRATOR

         REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE AND ORGANIZATIONS WHO OVERSEE THE FUND.

FINANCIAL HIGHLIGHTS

         14       FINANCIAL HIGHLIGHTS

         REVIEW THIS SECTION FOR DETAILS ON THE SELECTED FINANCIAL STATEMENTS OF THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

TRAINER, WORTHAM FIRST MUTUAL FUND

INVESTMENT OBJECTIVE                    The Fund's primary investment objective
                                        is to seek capital appreciation through
                                        investments in common stock. The Fund's
                                        secondary investment objective is to
                                        seek income from dividends and interest.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in common
                                        stock and in securities convertible into common stock. The Fund's investment strategy emphasizes investing in companies that, in the opinion of the Adviser, offer prospects for capital growth and growth of earnings and dividends.

PRINCIPAL INVESTMENT RISKS              Because the Fund is subject to market
                                        risk, the value of the Fund's
                                        investments will fluctuate with market
                                        conditions and the value of your
                                        investment in the Fund will also vary.
                                        You could lose money on your investment
                                        in the Fund, or the Fund could
                                        underperform other investments.

                                        An investment in the Fund is not a
                                        deposit of First Republic Bank, the
                                        parent of the Fund's investment adviser, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you
                                        are:
                                        - Investing for a period of time in
                                          excess of 3 to 5 years
                                        - Looking to add a growth component to
                                          your portfolio
                                        - Looking for a high-quality,
                                          well-diversified, all-equity portfolio
                                          that provides the potential for growth
                                          of your investment
                                        - Willing to accept higher risks of
                                          investing in the stock market in
                                          exchange for potentially higher long
                                          term returns


                                        This Fund will not be appropriate for
                                        someone:
                                        - Investing for a period of time less
                                          than 3 to 5 years
                                        - Not comfortable with market value
                                          fluctuations
                                        - Looking for current income
                                        - Seeking safety of principal

----------------------------------------------

The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past 10 years to demonstrate that the Fund has both gained and lost value during its history. The table below it compares the Fund's performance over time to that of its benchmark index the S&P 500 Index.(2)

                       PERFORMANCE BAR CHART AND TABLE(1)

                    Year-by-Year Total Returns as of 12/31/98

                                     [GRAPH]

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.

-----------------------------------------------------------------------
    Best quarter:
-----------------------------------------------------------------------
    Worst quarter:


   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)(3)
                          Past Year      Past 5     Past 10        Since
                                          Years      Years      Inception(4)
TRAINER, WORTHAM FIRST
MUTUAL FUND                 ____%         ____%      ____%         ____%

S&P 500 INDEX               ____%         ____%      ____%         ____%

The table assumes that shareholders redeem all their fund shares at the end of the period indicated.



----------------

1        Both charts assume reinvestment of dividends and distributions.
2        A widely recognized, unmanaged index of common stocks.
3 For the period January 1, 1999 through September 30, 1999, the aggregate (non-annualized) total return for the Fund was ____% as compared to the ____% total return for the S&P 500 Index during the same period.
4        The Fund commenced operations on __________, 19__.

----------------------------------------------

ANNUAL FEES AND EXPENSES
------------------------


This table describes the fees and          Shareholder
expenses that you may pay if you buy       Transaction
and hold shares of the Fund.               Fees (fees
                                           paid directly from
                                           your investment)

                                           Maximum Sales
                                           Charge (load)                        None
                                           on Purchases
                                         ---------------------------------------------------------

                                           Maximum Deferred
                                           Sales Charge (load)                  None

                                           Annual Fund
                                           Operating
                                           Expenses
                                           (expenses that are
                                           deducted from
                                           Fund assets)
                                         ---------------------------------------------------------

                                           Management Fees                      0.75%

                                         ---------------------------------------------------------
                                           Distribution and
                                           Service (12b-1) Fee                  0.25%

                                         ---------------------------------------------------------

                                           Other Expenses                       0.64%

                                         ---------------------------------------------------------
                                           Total Fund
                                           Operating Expenses                   1.64%

                                         ---------------------------------------------------------

TRAINER, WORTHAM FIRST
----------------------
MUTUAL FUND (CONTINUED)
-----------------------


Expense Example
Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of each period
    - no changes in the Fund's operating expenses
    - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


       TRAINER, WORTHAM FIRST          1       3        5       10
       -----------------------
       MUTUAL FUND                    Year   Years    Years    Years
       -----------
     -------------------------------------------------------------------

                                     $---    $---     $---     $---

     -------------------------------------------------------------------

                       INVESTMENT OBJECTIVE AND STRATEGIES

                       TRAINER, WORTHAM FIRST MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

                  The primary investment objective of the Fund is to seek capital appreciation through investments in common stock. The Fund's secondary investment objective is to seek income from dividends and interest.

POLICIES AND STRATEGIES

                  The Adviser invests in companies that it believes offer prospects for capital growth and growth of earnings and dividends.

                  Consistent with the Fund's investment objective, the Fund:

                  - may invest in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

                  - may invest up to 15% of its net assets in foreign securities in the form of American Depository Receipts ("ADRs")

                  - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

                  - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

                  -     may engage in repurchase transactions

                  -     may invest in other investment companies

                  Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

                  In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

                  Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

                  Generally, the Fund will be subject to the following risks:

- MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

- YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be affected adversely if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may affect adversely companies in which the Fund invests where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately, and in a timely manner. The Fund has been informed that the Adviser and the Fund's other service providers have developed and are implementing clearly defined and documented plans intended to minimize risks associated with Year 2000 issues with regard to services critical to the Fund's operations. In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be assessed accurately at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or the financial condition of the Fund.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
----------------------

      How NAV is Calculated

      The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding




      The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

      Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

      The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.


      PURCHASING AND ADDING TO YOUR SHARES
      ------------------------------------


      You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

      The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. First Data Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.

      All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

      The Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

By Regular Mail

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer, Wortham First Mutual Fund."

3. Mail to: Trainer, Wortham First Mutual Funds, c/o First Data Investor Services Group, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to:

   Trainer, Wortham First Mutual Funds
   c/o First Data Investor Services Group
   P. O. Box 61767
   King of Prussia, PA  19406

By Wire Transfer

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
Boston Safe Deposit & Trust
Routing Number: ABA #011001234
Account #000159
Name of the Fund
Shareholder Account #
Name on the Account
Mail a completed account application to First Data Investor Services Group at the above address.

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

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WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT
--------------------------------------------------------------------------------

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES


By telephone (unless you have declined telephone sales privileges) By mail

By Wire transfer You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction. Note: Your financial institution may also charge a separate fee.

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

Write a letter of instruction indicating:

- your Fund and account number
- amount you wish to redeem
- address where your check should be sent
- account owner signature(s)
Mail to: TRAINER WORTHAM FIRST MUTUAL FUNDS
c/o First Data Investor Services Group
P.O. Box 61503
King of Prussia, PA 19406

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.


GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

      - Redemptions over $10,000
      - Your account registration or the name(s) on your account has changed within the last 15 days
      - The check is not being mailed to the address on your account
      - The check is not being made payable to the owner of the account
      - The redemption proceeds are being transferred to another Fund account with a different registration

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption fee of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by calling 1-800-441-6580. Please provide the following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your Social Security number)
  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made
  - The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DISTRIBUTION AND SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount that the Fund may pay in 12b-1 fees under its 12b-1 plan is 0.25% of its average daily net assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT
---------------

THE INVESTMENT ADVISER

Trainer, Wortham & Co., Inc., (the "Adviser"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111 is the Fund's Investment Adviser and manager and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Adviser supervises approximately $___billion in investment accounts and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $___ billion in assets as of October 31, 1999.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Adviser receives an annual fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Adviser manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

David P. Como serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Como has been primarily responsible for the day-to-day investment management of the Fund since 1982. Mr. Como has been a Managing Director of the Adviser and its predecessor since 1988.

The Statement of Additional Information has more detailed information about the Adviser.

THE DISTRIBUTOR AND ADMINISTRATOR

First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement.

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, serves as Administrator to the Trust pursuant to an Administration Agreement. The principal business address of Investor Services Group is 4400 Computer Drive, Westborough, MA 01581.

                              FINANCIAL HIGHLIGHTS



         The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30, 1998 and June 30, 1999 has been audited by Briggs, Bunting & Dougherty LLP, whose report on fiscal year 1999, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request. Prior to the fiscal year ended June 30, 1997, the Fund's financial statements were audited by the Fund's previous accountants.


--------------------------------------------------------------------------------------------------------------------------
                                                  YEAR            YEAR           YEAR             YEAR             YEAR
                                                  ENDED           ENDED          ENDED            ENDED            ENDED
                                                 JUNE 30,        JUNE 30,       JUNE 30,         JUNE 30,         JUNE 30,
                                                  1999             1998          1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year............. $ 12.47          $ 12.35       $ 13.81          $ 10.03          $  8.21
                                                -------          -------       -------          -------          -------
Income from investment operations
   Net investment loss.........................   (0.14)           (0.07)        (0.11)           (0.09)           (0.09)
   Net gains on securities
   (both realized and unrealized)..............    5.35             2.72          0.95             4.79            2.10
                                                -------          -------       -------          -------          ------
Total from investment operations...............    5.21             2.65          0.84             4.70            2.01
                                                -------          -------       -------          -------          ------

Less distributions
   Dividends from net investment income........    0.00             0.00          0.00             0.00            0.00
   Distributions from capital gains............   (1.14)           (2.53)        (2.30)           (0.92)           (0.19)
                                                -------          -------       -------          -------          -------
Total distributions............................   (1.14)           (2.53)        (2.30)           (0.92)           (0.19)
                                                -------          -------       -------          -------          -------

Net asset value, end of year................... $ 16.54          $ 12.47       $ 12.35          $ 13.81          $ 10.03
                                                =======          =======       =======          =======          =======

Total return ..................................   43.53%           25.40%         7.67%           49.12%           25.04%

Ratios/supplemental data
Net assets, end of year (in 000s).............. $54,769          $39,211       $33,649          $32,147          $20,281

Ratio of expenses to average net assets........    1.64%            1.66%         1.87%            1.74%            2.16%

Ratio of net investment loss to
   average net assets..........................   (1.02%)          (0.56%)       (0.96%)          (0.82%)          (0.77%)

Portfolio turnover rate........................     56%               81%          109%             107%             198%


For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

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  YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION
      AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS
                              C/O TRAINER WORTHAM
                           111 PINE STREET, 3RD FLOOR
                            SAN FRANCISCO, CA 94111
                           TELEPHONE: 1-800-257-4450

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You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

              - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
              -   Free from the Commission's Website at http://www.sec.gov.



       Investment Company Act file no. 811-879.

                             TRAINER WORTHAM FUNDS




                       TRAINER WORTHAM FIRST MUTUAL FUND



                                  THIS IS YOUR

                             INVESTMENT APPLICATION

                              Detach and mail to:

                                   FIRST DATA INVESTOR SERVICES GROUP, INC.
                                   P.O. BOX 61503
                                   KING OF PRUSSIA, PA 19406-0903

                  TRAINER WORTHAM FUNDS INVESTMENT APPLICATION

1. INITIAL FUND INVESTMENT
  Please indicate the amount you are investing in the fund. The minimum initial investment is $250 for the fund.
  Trainer Wortham First Mutual Fund  $
                                       ---------------

2. INITIAL INVESTMENT METHOD
   [ ] Check (made payable to the fund)
   [ ] Wire sent on (date)              for credit to account no.             *
                           ------------                          -------------

  *Before making an initial investment by wire, you must be assigned an account number by calling (800) 441-6580. Have your local bank wire fund to:

                   Boston Safe Deposit & Trust
                   ABA#011001234
                   Credit: Trainer Wortham First Mutual Fund
                   Act #000159
                   FBO (Insert Shareholder name & Account number)
                                                                 -------------

3. REGISTRATION AND SOCIAL SECURITY NUMBER (PLEASE PRINT)
   INDIVIDUAL OR JOINT ACCOUNT:


------------------------------------------------------------------------------------------
Owner's First Name    Middle Initial    Last Name             Owner's Social Security #

------------------------------------------------------------------------------------------
Joint Owner's First Name    Middle Initial    Last Name    Joint Owner's Social Security #

GIFT TO MINOR

------------------------------------------------------------------------------------------
Name of Custodian (one name only)

------------------------------------------------------------------------------------------
Name of Minor                                                 Minor's Social Security #

Under the _________________________ Uniform Gift/Transfer to
Minors Act          State

CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS (Complete attached Corporate Resolution)

------------------------------------------------------------------------------------------
Name of Corporation, Partnership, Trust or Other

------------------------------------------------------------------------------------------
Name of Trustee(s)             Date of Trust            Tax Identification No.

4. MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

------------------------------------------------------------------------------------------
Street Address & Apt. No.                        City             State          Zip

(     )                                            (    )
-----------------------------------                -----------------------------------
Day Telephone                                      Evening Telephone

5. DISTRIBUTION OPTIONS (All distributions will be reinvested unless otherwise indicated below.)
  [ ] Reinvest (dividends and capital gains in additional shares)
  [ ] Cash Dividends (dividends in cash, capital gains in additional shares)
  [ ] All Cash (dividends and capital gains in cash)

6. SYSTEMATIC WITHDRAWAL PLAN (minimum initial investment of $5,000 is required) I wish to have the following amount(s) systematically withdrawn from:

  Trainer Wortham First Mutual Fund    $
                                        ---------------

  Please indicate the frequency of withdrawal, and if other than monthly, the desired months. Liquidations take place on or about the 25th of the month.
  [ ] Monthly
  [ ] Quarterly _____________ , _____________ , _____________ and ___________
  [ ] Semi annually _____________ and _______________
  [ ] Annually
  Unless indicated otherwise in Section 8, a check will be sent to your address of record.

7. TELEPHONE PRIVILEGE
  [ ] I (We) authorize First Data Investor Services Group, Inc. And/or Trainer
      Wortham Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Trainer Wortham Funds. I (We) understand an exchange is made by redeeming shares of one fund and using the proceeds to buy shares of another fund. Exchanges must be made into identically registered accounts. Redemption proceeds will be sent as indicated in this prospectus.

  If not otherwise indicated below, only exchanges will be allowed.
  [ ] Redemption            [ ] Exchange            [ ] Both

8. REDEMPTIONS
  (Unless otherwise indicated below, all redemptions will be sent by check.)

  [ ] All redemption proceeds should be executed by an ACH transaction unless
      First Data Investor Services Group, Inc. is notified in writing. There is no charge for ACH transactions.
      Allow 3 business days.

  [ ] All redemptions proceeds should be executed by FED wire transaction unless
      First Data Investor Services Group, Inc. is notified in writing. There is a $9 charge for FED wire transactions.

  All FED wire and ACH transactions will be sent as indicated below. Please allow one month for ACH instructions to become effective. Any changes in these instructions must be made in writing with signature guarantees as described in the prospectus.
  *Please notify your bank of your intent to establish this option on your account.
  *ATTACH A VOIDED CHECK OR DEPOSIT SLIP.


--------------------------------------------------------------------------------
Bank Name                                                  Branch Office

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Bank Wire Routing Number                                   Account Number

--------------------------------------------------------------------------------
Name(s) on Bank Account

9. SIGNATURE AND CERTIFICATION
  (Required by Federal tax law to avoid backup withholding.)

  "By signing below, I certify under penalty of perjury that the social security or tax payer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box."
  If you have been notified by the IRS that you are subject to backup withhold, check box. [ ]

  "The Internal Revenue Service does not require your consent to any provision of this document other than the certificates required to avoid backup withholding.

  "I hereby acknowledge receipt of a current prospectus."

--------------------------------------------------------------------------------
Signature        [ ] Owner        [ ] Custodian        [ ] Trustee  Date

--------------------------------------------------------------------------------
Signature of Joint Owner (if applicable)                             Date

10. INVESTMENT DEALER INFORMATION

--------------------------------------------------------------------------------
Name of Firm

--------------------------------------------------------------------------------
Firm Address

--------------------------------------------------------------------------------
Rep Name & Number


--------------------------------------------------------------------------------
Signature

  THIS SECTION TO BE COMPLETED BY CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS

                                  RESOLUTIONS

RESOLVED: That this corporation or organization become a shareholder of Trainer Wortham First Mutual Funds (the "Trust") and that


--------------------------------------------------------------------------------
                             (Name(s) of officers)

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholder account(s) with the Trust, and it is FURTHER RESOLVED: That any one of the above-noted officers is authorized to sign any documents necessary or appropriate to appoint First Data Investor Services Group, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.

                                  CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


___________________________________________________________________incorporated
              (Name of Corporation/Organization)
or formed under the laws of ____________________ and were adopted at a meeting
                                   (State)
of the Board of Trustees of the corporation or organization duly called and held on ______________________________ at which a quorum was present and acting
                 (Date)
throughout, and that the same are now in full force and effect.

I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

Name                       Title         Name                         Title

------------------------------------     ---------------------------------------

------------------------------------     ---------------------------------------

Witness my hand and the seal of the corporation or organization this ____ day of _________________, 19 ____.


------------------------------------     ---------------------------------------
*Secretary-Clerk                         Other Authorized Officer (if required)

*If the secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                             TRAINER WORTHAM FUNDS
                     AUTOMATIC INVESTMENT PLAN APPLICATION
 First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA
                           19406-0903  (610) 239-4500

                                  INSTRUCTIONS

HOW DOES IT WORK?
1. First Data Investor Services Group, Inc., through our bank, UMB Bank N.A., draws an Automatic Clearing House (ACH) debit electronically against your personal checking/savings account each month, according to your instructions.
2. Choose any amount of $50.00 or more that you would like to invest regularly and your debit for this amount will be processed by First Data Investor Services Group, Inc., as if you had written a check yourself.
3. Shares will be purchased and a confirmation sent to you.

HOW DO I SET IT UP?
1. Complete both sides of this form, and the Investment Application form if you do not have an existing account.
2. Include initial investment check of $250.00 or more if you are establishing a new account.
3. If you are using a Credit Union, please have your financial institution verify the bank information.
4. Mark one of your personal checks or deposit slips VOID, attach it to this form and mail to First Data Investor Services Group, Inc. at the above address.
5. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have Automatic Clearing House (ACH) debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your bank manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.
6. Please allow one month for processing before the first debit occurs.
7. Returned items will result in a $20.00 fee being deducted from your account.

MONTHLY WITHDRAWAL AMOUNT AND DATE
Please indicate amount you would like invested monthly. The minimum amount for monthly investment is $50.

[ ] Trainer Wortham First Mutual Fund                         $
                                                               ---------------

Date of Withdrawal: (check only one)  [ ] 10th        [ ] 15th        [ ] 20th

ACCOUNT INFORMATION
Indicate One: [ ] I am in the process of establishing a new account
              [ ] I have an established account. My account number is:
                                                                       ---------

--------------------------------------------------------------------------------
Registered Owner

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
City                                                State               Zip Code

--------------------------------------------------------------------------------
Day Time Phone Number                      Evening Phone Number


BANK INFORMATION
Complete the following or attach a voided check below. If you are using a Credit Union account, please complete this section and have your financial institution verify the information.

--------------------------------------------------------------------------------
Bank Account Owner                                           Joint Owner

--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Branch Street Address

--------------------------------------------------------------------------------
City                                                State               Zip Code

--------------------------------------------------------------------------------
ABA Number (9 digits)                                        Account Number

Type of Account:  [ ] Checking        [ ] Savings

AUTHORIZATION AND SIGNATURE
I understand that my ACH debit will be dated on the day of each month I have indicated on this form. I agree that if such a debit is not honored upon presentation, First Data Investor Services Group, Inc. may discontinue this service and any share purchase made upon deposit on such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, First Data Investor Services Group, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by First Data Investor Services Group, Inc. upon 30 days written notice or at any time by the investor by written notice to First Data Investor Services Group, Inc. which is received no later than five (5) business days prior to the above designated investment date.

--------------------------------------------------------------------------------
SIGNATURE OF BANK ACCOUNT OWNER

--------------------------------------------------------------------------------
SIGNATURE OF JOINT BANK ACCOUNT OWNER

--------------------------------------------------------------------------------

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

                     TRAINER, WORTHAM TOTAL RETURN BOND FUND


                                November 1, 1999

--------------------------------------------------------------------------------


                               Investment Adviser
                               ------------------

                          Trainer, Wortham & Co., Inc.
                           845 Third Avenue, 6th Floor
                            New York, New York 10022
                            Telephone: (800) 257-4450






Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

                     TRAINER, WORTHAM TOTAL RETURN BOND FUND

                                TABLE OF CONTENTS
                                -----------------


RISK/RETURN SUMMARY AND FUND EXPENSES

         1        RISK/RETURN SUMMARY
         3        ANNUAL FEES AND EXPENSES

         CAREFULLY REVIEW THIS IMPORTANT SECTION FOR A SUMMARY OF THE FUND'S INVESTMENTS, RISKS AND FEES.

INVESTMENT OBJECTIVE AND STRATEGIES

         5        INVESTMENT OBJECTIVE
         5        POLICIES AND STRATEGIES
         7        INVESTMENT RISKS

         THIS SECTION CONTAINS DETAILS ON THE FUND'S INVESTMENT STRATEGIES AND RISKS.

SHAREHOLDER INFORMATION

         8        PRICING OF FUND SHARES
         8        PURCHASING AND ADDING TO YOUR SHARES
         9        SELLING YOUR SHARES
         12       EXCHANGING YOUR SHARES
         12       DIVIDENDS, DISTRIBUTIONS AND TAXES

         CONSULT THIS SECTION TO OBTAIN DETAILS ON HOW SHARES ARE VALUED, HOW TO PURCHASE, SELL AND EXCHANGE SHARES, RELATED CHARGES AND PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS.

FUND MANAGEMENT

         13       THE INVESTMENT ADVISER
         13       PORTFOLIO MANAGER
         14       THE DISTRIBUTOR AND ADMINISTRATOR

         REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE AND ORGANIZATIONS WHO OVERSEE THE FUND.

FINANCIAL HIGHLIGHTS

         15       FINANCIAL HIGHLIGHTS

         REVIEW THIS SECTION FOR DETAILS ON THE SELECTED FINANCIAL STATEMENTS OF THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

TRAINER, WORTHAM TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE                    The Fund's investment objective is to
                                        seek to maximize total return,
                                        consistent with the preservation of
                                        capital.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in U.S.
                                        Government and agency securities,
                                        investment grade corporate bonds and
                                        other fixed-income securities. The
                                        Adviser seeks to produce conservative,
                                        risk adjusted returns for the Fund. The
                                        Adviser's securities selection process
                                        involves strategic decision making which considers portfolio sector composition, maturity structure and duration. The
                                        Adviser's management analyzes yield
                                        ratios and implements a disciplined
                                        process which is intended to preserve
                                        principal, compound interest and produce sustainable results over the course of a full business cycle.

PRINCIPAL INVESTMENT RISKS              The Fund is subject to both market risk
                                        and interest rate risk. Therefore, the
                                        value of the Fund's investments will
                                        fluctuate with market conditions and
                                        changes in interest rates and the value
                                        of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. In addition, the Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

                                        An investment in the Fund is not a
                                        deposit of First Republic Bank, the
                                        parent of the Fund's investment adviser, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you
                                        are:
                                        - Looking to add an income component to
                                          your portfolio
                                        - Looking for a high-quality,
                                          well-diversified, fixed-income
                                          portfolio that provides the potential
                                          for growth of your investment
                                        - Willing to accept risks of price and
                                          dividend fluctuations

                                        This Fund will not be appropriate for
                                        someone:
                                        - Investing emergency reserves
                                        - Seeking safety of principal

----------------------------------------------

The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has both gained and lost value during its history. The table below it compares the Fund's performance over time to that of its benchmark index the Lehman Brothers Aggregate Bond Index.2

                        PERFORMANCE BAR CHART AND TABLE1

                    Year-by-Year Total Returns as of 12/31/98

                                     [GRAPH]

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.



--------------------------------------------------------------------------------
    Best quarter:
--------------------------------------------------------------------------------
    Worst quarter:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)3

                                 Past Year       Since
                                               Inception(4)
TRAINER, WORTHAM TOTAL
RETURN BOND FUND                 ____%           ____%

LEHMAN BROTHERS                  ____%           ____%
AGGREGATE BOND INDEX

The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

----------------

1 Both charts assume reinvestment of dividends and distributions.
2 A widely recognized, unmanaged index of bonds with maturities of at least one year.
3 For the period January 1, 1999 through September 30, 1999, the aggregate
  (non-annualized) total return for the Fund was ____% as compared to the ____% total return for the Lehman Brothers Aggregate Bond Index during the same period.
4 The Fund commenced operations on October 1, 1996.

---------------------------------------------------

ANNUAL FEES AND EXPENSES
------------------------

This table describes the fees and          Shareholder
expenses that you may pay if you buy       Fees (fees
and hold shares of the Fund.               paid directly from
                                           your investment)

                                           Maximum Sales
                                           Charge (load)
                                           on Purchases                         None

                                        ------------------------------------------------------------

                                           Maximum Deferred
                                           Sales Charge (load)                  None

                                           Annual Fund
                                           Operating
                                           Expenses
                                           (expenses that are
                                           deducted from
                                           Fund assets)

                                        ------------------------------------------------------------

                                           Management Fees                      0.45%

                                        ------------------------------------------------------------

                                           Distribution and
                                           Service (12b-1) Fee                  None

                                        ------------------------------------------------------------

                                           Other Expenses                       1.01%*

                                        ------------------------------------------------------------
                                           Total Fund
                                           Operating Expenses                   1.46%*
                                        ------------------------------------------------------------
                                           Fee Waiver and/or
                                           Expense Reimbursement
                                                                                0.26%*
                                        ------------------------------------------------------------

                                           Net Expenses                         1.20%*
                                        ------------------------------------------------------------


* The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.20% of the Fund's average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.46%.

---------------------------------------------------


Expense Example
Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of each period
    - no changes in the Fund's operating expenses
    - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


       TRAINER, WORTHAM TOTAL          1       3        5         10
       RETURN BOND FUND               Year   Years    Years      Years

     ---------------------------------------------------------------------

                                     $---    $---     $---       $---

     ---------------------------------------------------------------------

                       INVESTMENT OBJECTIVE AND STRATEGIES

                     TRAINER, WORTHAM TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

                  The investment objective of the Fund is to maximize total return, consistent with the preservation of capital.

POLICIES AND STRATEGIES

                  The Fund invests primarily in a wide variety of investment-grade, U.S. dollar denominated fixed-income securities and in other securities with debt-like characteristics of domestic and foreign issuers.

                  Consistent with the Fund's investment objective, the Fund:

                  - invests at least 65% of the value of its total assets in fixed-income securities

                  - may invest in corporate notes, bonds and debentures that are rated investment grade at the time of purchase

                  - may invest in U.S. Treasury securities including Treasury bills, Treasury notes and Treasury bonds

                  - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

                  - may invest in mortgage-related securities including
                    securities issued by various U.S. Government agencies as well as those issued by private issuers

                  - may invest in asset-backed securities

                  - may invest in municipal obligations issued by states,
                    territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities

                  - may invest in zero coupon securities

                  - may invest in foreign government obligations and
                    supranational obligations

                  - may invest in U.S. dollar denominated obligations of foreign corporate issuers

                  - may engage in repurchase transactions

                  - may invest in short-term money market instruments

                  The Fund maintains a non-fundamental investment policy pursuant to which it limits its investments to those that are permitted for purchase by national banks pursuant to applicable rules, regulations or interpretations of the Comptroller of the Currency. In the event a security held by the Fund is determined to no longer be a permissible investment for a national bank, the Fund will dispose of the security.

                  Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

                  In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

                  Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

                  Generally, the Fund will be subject to the following risks:

- MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

- FOREIGN INVESTMENT RISK: The Fund may invest in foreign securities and these foreign investments may have special risks not associated with investments in U.S. issuers. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign issues may also entail additional and higher costs.

- YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be affected adversely if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect issuers in which the Fund invests where, for example, such issuers incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately, and in a timely manner. The Fund has been informed that the Adviser and the Fund's other service providers have developed and are implementing clearly defined and documented plans intended to minimize risks associated with Year 2000 issues with regard to services critical to the Fund's operations. In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be assessed accurately at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or the financial condition of the Fund.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
----------------------

How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding


The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.


PURCHASING AND ADDING TO YOUR SHARES
------------------------------------



You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. First Data Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

By Regular Mail

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer, Wortham Total Return Bond Fund."

3. Mail to: Trainer, Wortham First Mutual Funds, c/o First Data Investor Services Group, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to:

   Trainer, Wortham First Mutual Funds
   c/o First Data Investor Services Group
   P. O. Box 61767
   King of Prussia, PA  19406

By Wire Transfer

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
Boston Safe Deposit & Trust
Routing Number:  ABA #011001234
Account #000159
Name of the Fund
Shareholder Account #
Name on the Account
Mail a completed account application to First Data Investor Services Group at the above address.

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES


By telephone (unless you have declined sales privileges) By mail

By Wire transfer You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction. Note: Your financial institution may also charge a separate fee.

1. Call 1-800-441-6580 with instructions as to how you wish to telephone receive your funds (mail, wire, electronic transfer).

Write a letter of instruction indicating:
- your Fund and account number
- amount you wish to redeem
- address where your check should be sent
- account owner signature(s)
Mail to:
TRAINER WORTHAM FIRST MUTUAL FUNDS
c/o First Data Investor Services Group
P.O. Box 61503
King of Prussia, PA 19406

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

      - Redemptions over $10,000
      - Your account registration or the name(s) on your account has changed within the last 15 days
      - The check is not being mailed to the address on your account
      - The check is not being made payable to the owner of the account
      - The redemption proceeds are being transferred to another Fund account with a different registration

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption fee of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

     - Your name and telephone number
     - The exact name on your account and account number
     - Taxpayer identification number (usually your Social Security number)
     - Dollar value or number of shares to be exchanged
     - The name of the Fund from which the exchange is to be made
     - The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT
---------------

THE INVESTMENT ADVISER

Trainer, Wortham & Co., Inc., (the "Adviser"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111 is the Fund's Investment Adviser and manager and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Adviser supervises approximately $___billion in investment accounts and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $___ billion in assets as of October 31, 1999.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Adviser receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Adviser manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

John D. Knox serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Knox joined the Adviser in December 1995 and serves as Managing Director of Fixed Income. Prior to joining the Adviser, Mr. Knox served as Director of Global Fixed Income and Managing Director from 1994 - 1995 for Bear Stearns Asset

Management and Bear Stearns, respectively. For more than 11 years prior thereto, Mr. Knox was a principal and Senior Portfolio Manager at Morgan Stanley Asset Management.

The Statement of Additional Information has more detailed information about the Adviser.

THE DISTRIBUTOR AND ADMINISTRATOR

First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement.

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, serves as Administrator to the Trust pursuant to an Administration Agreement. The principal business address of Investor Services Group is 4400 Computer Drive, Westborough, MA 01581.

                              FINANCIAL HIGHLIGHTS



          The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.


---------------------------------------------------------------------------------------------------------
                                                                YEAR            YEAR            PERIOD
                                                               ENDED            ENDED            ENDED
                                                              JUNE 30,         JUNE 30,         JUNE 30,
                                                                1999             1998           1997(1)
---------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................       $ 10.25          $ 10.08         $ 10.00
                                                              -------          -------         -------
Income from investment operations
   Net investment income ..............................          0.47             0.52            0.41
   Net gains (losses) on securities (both realized and
   unrealized).........................................         (0.18)            0.25            0.08
                                                              -------          -------         -------
Total from investment operations.......................          0.29             0.77            0.49
                                                              -------          -------         -------

Less distributions
   Dividends from net investment income................         (0.47)           (0.53)           (0.40)
   Distributions from capital gains....................         (0.11)           (0.07)            0.00
   Distributions in excess of capital gains............          0.00             0.00            (0.01)
                                                              -------          -------         --------
Total distributions....................................          0.58            (0.60)           (0.41)
                                                              -------          -------         --------

Net asset value, end of period.........................       $  9.96          $ 10.25         $  10.08
                                                              =======          =======         ========

Total return ..........................................          2.80%            7.84%            4.90%+

Ratios/supplemental data
Net assets, end of period (in 000s)....................       $16,926          $11,976         $  8,479
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser.........          1.46%            1.68%            2.01%*
   after reimbursement of expenses by Adviser..........          1.20%            1.20%            0.88%*
Ratio of net investment income (loss) to
   average net assets
   before reimbursement of expenses by Adviser.........          4.55%            4.86%            4.53%
   after reimbursement of expenses by Adviser..........          4.81%            5.34%            5.66%*
Portfolio turnover rate................................            57%              83%             112%+



(1)    The Fund commenced operations on October 1, 1996.
+      Since inception, not annualized.
*      Annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS
                                C/O TRAINER WORTHAM
                           111 PINE STREET, 3RD FLOOR
                            SAN FRANCISCO, CA 94111
                           TELEPHONE: 1-800-257-4450
--------------------------------------------------------------------------------

You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
      -   Free from the Commission's Website at http://www.sec.gov.





       Investment Company Act file no. 811-879.

                             TRAINER WORTHAM FUNDS

                     TRAINER WORTHAM TOTAL RETURN BOND FUND






                                  THIS IS YOUR

                             INVESTMENT APPLICATION

                                   Detach and mail to:

                                   FIRST DATA INVESTOR SERVICES GROUP, INC.
                                   P.O. BOX 61503
                                   KING OF PRUSSIA, PA 19406-0903

                  TRAINER WORTHAM FUNDS INVESTMENT APPLICATION

1. INITIAL FUND INVESTMENT
   Please indicate the amount you are investing in the fund. The minimum initial investment is $250 for the fund.
   Trainer Wortham Total Return Bond Fund  $
                                           ------------------

2. INITIAL INVESTMENT METHOD
   [ ] Check (made payable to the fund)
   [ ] Wire sent on (date) _____________ for credit to account no. ____________* *Before making an initial investment by wire, you must be assigned an account number by calling (800) 441-6580. Have your local bank wire fund to:

                   Boston Safe Deposit & Trust
                   ABA#011001234
                   Credit: Trainer Wortham Total Return Bond Fund
                   Act #000159
                   FBO (Insert Shareholder name & account number)
                                                                 ---------------

3. REGISTRATION AND SOCIAL SECURITY NUMBER (PLEASE PRINT)
   INDIVIDUAL OR JOINT ACCOUNT:

   -----------------------------------------------------------------------------
   Owner's First Name   Middle Initial    Last Name    Owner's Social Security #

   -----------------------------------------------------------------------------
   Joint Owner's First Name            Middle Initial           Last Name

   -----------------------------------------------------------------------------
   Joint Owner's Social Security #

   GIFT TO MINOR

   -----------------------------------------------------------------------------
   Name of Custodian (one name only)

   -----------------------------------------------------------------------------
   Name of Minor                                      Minor's Social Security #

   Under the _________________________ Uniform Gift/Transfer to
   Minors Act         State

   CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS (Complete attached Corporate Resolution)

   -----------------------------------------------------------------------------
   Name of Corporation, Partnership, Trust or Other

   -----------------------------------------------------------------------------
   Name of Trustee(s)            Date of Trust            Tax Identification No.

4. MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

   -----------------------------------------------------------------------------
   Street Address & Apt. No.                   City          State          Zip


   (      )                                     (      )
   -----------------------------------          --------------------------------
   Day Telephone                                Evening Telephone


5. DISTRIBUTION OPTIONS (All distributions will be reinvested unless otherwise indicated below.)
   [ ] Reinvest (dividends and capital gains in additional shares)
   [ ] Cash Dividends (dividends in cash, capital gains in additional shares)
   [ ] All Cash (dividends and capital gains in cash)

6. SYSTEMATIC WITHDRAWAL PLAN (minimum initial investment of $5,000 is required) I wish to have the following amount(s) systematically withdrawn from:

   Trainer Wortham Total Return Bond Fund                 $
                                                           ---------------------

   Please indicate the frequency of withdrawal, and if other than monthly, the desired months. Liquidations take place on or about the 25th of the month.
   [ ] Monthly
   [ ] Quarterly__________, ___________, _____________ and______________
   [ ] Semi annually_______________ and_______________
   [ ] Annually
   Unless indicated otherwise in Section 8, a check will be sent to your address of record.

7. TELEPHONE PRIVILEGE
   [ ] I (We) authorize First Data Investor Services Group, Inc. And/or Trainer
       Wortham Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Trainer Wortham Funds. I (We) understand an exchange is made by redeeming shares of one fund and using the proceeds to buy shares of another fund. Exchanges must be made into identically registered accounts. Redemption proceeds will be sent as indicated in this prospectus.

   If not otherwise indicated below, only exchanges will be allowed.
   [ ] Redemption            [ ] Exchange            [ ] Both

8. REDEMPTIONS
   (Unless otherwise indicated below, all redemptions will be sent by check.)

   [ ] All redemption proceeds should be executed by an ACH transaction unless
       First Data Investor Services Group, Inc. is notified in writing. There is no charge for ACH transactions.
       Allow 3 business days.

   [ ] All redemptions proceeds should be executed by FED wire transaction unless First Data Investor Services Group, Inc. is notified in writing. There is a $9 charge for FED wire transactions.

   All FED wire and ACH transactions will be sent as indicated below. Please allow one month for ACH instructions to become effective. Any changes in these instructions must be made in writing with signature guarantees as described in the prospectus.

   *Please notify your bank of your intent to establish this option on your account.
   *ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

   -----------------------------------------------------------------------------
   Bank Name                                    Branch Office

   -----------------------------------------------------------------------------
   Bank Address

   -----------------------------------------------------------------------------
   Bank Wire Routing Number                     Account Number

   -----------------------------------------------------------------------------
   Name(s) on Bank Account

9. SIGNATURE AND CERTIFICATION
   (Required by Federal tax law to avoid backup withholding.)

    "By signing below, I certify under penalty of perjury that the social security or tax payer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withhold, check box. [ ]

    "The Internal Revenue Service does not require your consent to any provision of this document other than the certificates required to avoid backup withholding.

    "I hereby acknowledge receipt of a current prospectus."

    ----------------------------------------------------------------------------
    Signature       [ ] Owner       [ ] Custodian       [ ] Trustee    Date

    ----------------------------------------------------------------------------
    Signature of Joint Owner (if applicable)                         Date

10. INVESTMENT DEALER INFORMATION

    ----------------------------------------------------------------------------
    Name of Firm

    ----------------------------------------------------------------------------
    Firm Address

    ----------------------------------------------------------------------------
    Rep Name & Number

    ----------------------------------------------------------------------------
    Signature

  THIS SECTION TO BE COMPLETED BY CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS

                                  RESOLUTIONS

RESOLVED: That this corporation or organization become a shareholder of Trainer Wortham Total Return Bond Fund (the "Trust") and that

--------------------------------------------------------------------------------
                             (Name(s) of officers)

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholder account(s) with the Trust, and it is FURTHER RESOLVED: That any one of the above-noted officers is authorized to sign any documents necessary or appropriate to appoint First Data Investor Services Group, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.

                                  CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the____________________ _______________________________________ incorporated or formed under the laws of
 (Name of Corporation/Organization)

_________________________ and were adopted at a meeting of the Board of Trustees
      (State)
of the corporation or organization duly called and held on ____________________
                                                                 (Date)
at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

Name                        Title          Name                            Title

__________________________________         _____________________________________

__________________________________         _____________________________________

Witness my hand and the seal of the corporation or organization this ___________ day of ___________ , 19__.

_____________________________________     ______________________________________
*Secretary-Clerk                          Other Authorized Officer (if required)

*If the secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                             TRAINER WORTHAM FUNDS
                     AUTOMATIC INVESTMENT PLAN APPLICATION
 First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA
                           19406-0903  (610) 239-4500

                                  INSTRUCTIONS

HOW DOES IT WORK?
1. First Data Investor Services Group, Inc., through our bank, UMB Bank N.A., draws an Automatic Clearing House (ACH) debit electronically against your personal checking/savings account each month, according to your instructions.
2. Choose any amount of $50.00 or more that you would like to invest regularly and your debit for this amount will be processed by First Data Investor Services Group, Inc., as if you had written a check yourself.
3. Shares will be purchased and a confirmation sent to you.

HOW DO I SET IT UP?
1. Complete both sides of this form, and the Investment Application form if you do not have an existing account.
2. Include initial investment check of $250.00 or more if you are establishing a new account.
3. If you are using a Credit Union, please have your financial institution verify the bank information.
4. Mark one of your personal checks or deposit slips VOID, attach it to this form and mail to First Data Investor Services Group, Inc. at the above address.
5. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have Automatic Clearing House (ACH) debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your bank manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.
6. Please allow one month for processing before the first debit occurs.
7. Returned items will result in a $20.00 fee being deducted from your account.

MONTHLY WITHDRAWAL AMOUNT AND DATE
Please indicate amount you would like invested monthly. The minimum amount for monthly investment is $50.
[ ] Trainer Wortham Total Return Bond Fund      $___________________________

Date of Withdrawal: (check only one)  [ ] 10th        [ ] 15th        [ ] 20th

ACCOUNT INFORMATION
Indicate One: [ ] I am in the process of establishing a new account
              [ ] I have an established account. My account number is:__________

________________________________________________________________________________
Registered Owner

________________________________________________________________________________
Street Address

________________________________________________________________________________
City                                                State               Zip Code

________________________________________________________________________________
Day Time Phone Number                  Evening Phone Number

BANK INFORMATION
Complete the following or attach a voided check below. If you are using a Credit Union account, please complete this section and have your financial institution verify the information.

________________________________________________________________________________
Bank Account Owner                                           Joint Owner

________________________________________________________________________________
Bank Name

________________________________________________________________________________
Bank Branch Street Address

________________________________________________________________________________
City                                                State               Zip Code

--------------------------------------------------------------------------------
ABA Number (9 digits)                                        Account Number
Type of Account:  [ ] Checking        [ ] Savings

AUTHORIZATION AND SIGNATURE
I understand that my ACH debit will be dated on the day of each month I have indicated on this form. I agree that if such a debit is not honored upon presentation, First Data Investor Services Group, Inc. may discontinue this service and any share purchase made upon deposit on such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, First Data Investor Services Group, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by First Data Investor Services Group, Inc. upon 30 days written notice or at any time by the investor by written notice to First Data Investor Services Group, Inc. which is received no later than five (5) business days prior to the above designated investment date.

________________________________________________________________________________
SIGNATURE OF BANK ACCOUNT OWNER

________________________________________________________________________________
SIGNATURE OF JOINT BANK ACCOUNT OWNER

--------------------------------------------------------------------------------

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

             TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND


                                November 1, 1999

--------------------------------------------------------------------------------


                               Investment Adviser
                               ------------------

                          Trainer, Wortham & Co., Inc.
                           845 Third Avenue, 6th Floor
                            New York, New York 10022
                            Telephone: (800) 257-4450






Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

             TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND

                                TABLE OF CONTENTS
                                -----------------


RISK/RETURN SUMMARY AND FUND EXPENSES

         1        RISK/RETURN SUMMARY
         2        ANNUAL FEES AND EXPENSES

         CAREFULLY REVIEW THIS IMPORTANT SECTION FOR A SUMMARY OF THE FUND'S INVESTMENTS, RISKS AND FEES.

INVESTMENT OBJECTIVE AND STRATEGIES

         4        INVESTMENT OBJECTIVE
         4        POLICIES AND STRATEGIES
         5        INVESTMENT RISKS

         THIS SECTION CONTAINS DETAILS ON THE FUND'S INVESTMENT STRATEGIES AND RISKS.

SHAREHOLDER INFORMATION

         6        PRICING OF FUND SHARES
         6        PURCHASING AND ADDING TO YOUR SHARES
         7        SELLING YOUR SHARES
         10       EXCHANGING YOUR SHARES
         10       DIVIDENDS, DISTRIBUTIONS AND TAXES

         CONSULT THIS SECTION TO OBTAIN DETAILS ON HOW SHARES ARE VALUED, HOW TO PURCHASE, SELL AND EXCHANGE SHARES, RELATED CHARGES AND PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS.

FUND MANAGEMENT

         11       THE INVESTMENT ADVISER
         11       PORTFOLIO MANAGER
         12       THE DISTRIBUTOR AND ADMINISTRATOR

         REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE AND ORGANIZATIONS WHO OVERSEE THE FUND.

FINANCIAL HIGHLIGHTS

         13       FINANCIAL HIGHLIGHTS

         REVIEW THIS SECTION FOR DETAILS ON THE SELECTED FINANCIAL STATEMENTS OF THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE                    The Fund's investment objective is to
                                        obtain as high a level of interest
                                        income exempt from federal income tax
                                        and California personal income tax as is consistent with prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in California
                                        municipal securities that generally have
                                        3 to 20 years remaining to maturity at
                                        the time of acquisition. The
                                        dollar-weighted average portfolio
                                        maturity of the Fund is expected to
                                        range from 3 to 10 years. The Fund
                                        restricts its investments in municipal
                                        securities to those within or of a
                                        quality comparable to the four highest
                                        rating classifications of Moody's
                                        Investor Services, Inc. ("Moody's") or
                                        Standard & Poor's Rating Group ("S&P").

PRINCIPAL INVESTMENT RISKS              The Fund is subject to both market risk
                                        and interest rate risk. Therefore, the
                                        value of the Fund's investments will
                                        fluctuate with market conditions and
                                        changes in interest rates and the value
                                        of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. In addition, the Fund is considered
                                        "non-diversified" because it can
                                        concentrate its investments in those of
                                        California municipal issuers, and
                                        accordingly, the Fund is more sensitive
                                        to the risks posed by political and
                                        economic developments in the State of
                                        California.

                                        An investment in the Fund is not a
                                        deposit of First Republic Bank, the
                                        parent of the Fund's investment adviser, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you
                                        are:
                                        - Looking to add income component to
                                          your portfolio
                                        - Willing to accept risks of price and
                                          dividend fluctuations

                                        This Fund will not be appropriate for
                                        someone:
                                        - Investing emergency reserves
                                        - Seeking safety of principal

------------------------------------------------------------------

ANNUAL FEES AND EXPENSES
------------------------


This table describes the fees and          Shareholder
expenses that you may pay if you buy       Fees (fees
and hold shares of the Fund.               paid directly from
                                           your investment)

                                           Maximum Sales
                                           Charge (load)
                                           on Purchases                         None

                                         ---------------------------------------------------


                                           Maximum Deferred
                                           Sales Charge (load)                  None

                                           Annual Fund
                                           Operating
                                           Expenses
                                           (expenses that are
                                           deducted from
                                           Fund assets)
                                         ---------------------------------------------------

                                           Management Fees                      0.45%

                                         ---------------------------------------------------

                                           Distribution and
                                           Service (12b-1) Fee                  None

                                         ---------------------------------------------------

                                           Other Expenses                       0.81%*

                                         ---------------------------------------------------

                                           Total Fund
                                           Operating Expenses                   1.26%*

                                         ---------------------------------------------------

                                           Fee Waiver and/or
                                           Expense
                                           Reimbursement                        0.51%*

                                         ---------------------------------------------------

                                           Net Expenses                         0.75%*

                                         ---------------------------------------------------


* The Adviser has entered into an expense limitation agreement with the Fund to limit the "Total Fund Operating Expenses" of the Fund to 0.75% of the Fund's average daily net assets for its current fiscal year. The amount presented for "Other Expenses" is based on estimated amounts for the Fund's current fiscal year.

------------------------------------------------------------------


Expense Example

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of each period
    - no changes in the Fund's operating expenses
    - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


       TRAINER, WORTHAM
       CALIFORNIA INTERMEDIATE           1      3
       TAX-FREE FUND                   Year   Years
     -------------------------------------------------

                                      $---    $---

     -------------------------------------------------

                       INVESTMENT OBJECTIVE AND STRATEGIES

             TRAINER, WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

                  The investment objective of the Fund is to obtain as high a level of interest income exempt from federal income tax and California personal income tax as is consistent with prudent investment management.

POLICIES AND STRATEGIES

                  The Fund invests primarily in debt securities, the interest income on which is not includable in gross income for federal income tax purposes and is also exempt from California personal income taxes. These securities generally have 3 to 20 years remaining to maturity at the time of acquisition and the dollar-weighted average portfolio maturity of the Fund is expected to range from 3 to 10 years.

                  Consistent with the Fund's investment objective, the Fund:

                  - invests at least 80% of the value of its net assets in California municipal securities, the interest on which is exempt from federal income tax and California personal income tax

                  - may invest in the following types of municipal obligations: general obligation bonds; revenue bonds; tax-exempt notes; tax and revenue anticipation notes; bond anticipation notes and municipal lease obligations

                  - may invest in municipal obligations issued by other states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities

                  - restricts its municipal securities investments to those within or of a comparable quality to the four highest rating classifications of Moody's Investors Service, Inc. ("Moody's") or the Standard & Poor's Ratings Group ("S&P")

                  -   may engage in repurchase transactions

                  - may lend securities to qualified brokers, dealers or other institutional investors

                  - may purchase securities on a when - issued or a delayed delivery basis

                  - may invest in short-term money market instruments and shares of registered investment companies

                  Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

                  In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

                  Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

                  Generally, the Fund will be subject to the following risks:

- MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

- SINGLE STATE INVESTMENT RISK: Because the Fund invests primarily in the securities of California municipal issuers, it is specifically subject to local, state and regional factors affecting the State of California, including economic and political developments.

- YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be affected adversely if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may affect adversely those issuers in which the Fund invests where, for example, such issuers incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately, and in a timely manner. The Fund has been informed that the Adviser and the Fund's other service providers have developed and are implementing clearly defined and documented plans intended to minimize risks associated with Year 2000 issues with regard to services critical to the Fund's operations. In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be assessed accurately at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or the financial condition of the Fund.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
----------------------

How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.


PURCHASING AND ADDING TO YOUR SHARES
------------------------------------


You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. First Data Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

By Regular Mail

Initial Investment:

1.   Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer, Wortham California Intermediate Tax-Free Fund."

3. Mail to: Trainer, Wortham First Mutual Funds, c/o First Data Investor Services Group, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to:

   Trainer, Wortham First Mutual Funds
   c/o First Data Investor Services Group
   P. O. Box 61767
   King of Prussia, PA  19406

By Wire Transfer

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
Boston Safe Deposit & Trust
Routing Number: ABA #011001234
Account #000159
Name of the Fund
Shareholder Account #
Name on the Account
Mail a completed account application to First Data Investor Services Group at the above address.

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

By telephone (unless you have declined telephone sales privileges) By mail

By Wire transfer You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction.
Note: Your financial institution may also charge a separate fee.

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

Write a letter of instruction indicating:
- your Fund and account number
- amount you wish to redeem
- address where your check should be sent
- account owner signature(s)
  Mail to:
  TRAINER WORTHAM FIRST MUTUAL FUNDS
  c/o First Data Investor Services Group
  P.O. Box 61503
  King of Prussia, PA 19406

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.


GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

      - Redemptions over $10,000
      - Your account registration or the name(s) on your account has changed within the last 15 days
      - The check is not being mailed to the address on your account
      - The check is not being made payable to the owner of the account
      - The redemption proceeds are being transferred to another Fund account with a different registration

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption fee of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by calling 1-800-441-6580. Please provide the following information:
    - Your name and telephone number
    - The exact name on your account and account number
    - Taxpayer identification number (usually your Social Security number)
    - Dollar value or number of shares to be exchanged
    - The name of the Fund from which the exchange is to be made
    - The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT
---------------

THE INVESTMENT ADVISER

Trainer, Wortham & Co., Inc., (the "Adviser"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111 is the Fund's Investment Adviser and manager and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Adviser supervises approximately $___billion in investment accounts and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $___ billion in assets as of October 31, 1999.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Adviser receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Adviser manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

John D. Knox serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Knox joined the Adviser in December 1995 and serves as Managing Director of Fixed Income. Prior to joining the Adviser, Mr. Knox served as

Director of Global Fixed Income and Managing Director from 1994 - 1995 for Bear Stearns Asset Management and Bear Stearns, respectively. For more than 11 years prior thereto, Mr. Knox was a principal and Senior Portfolio Manager at Morgan Stanley Asset Management.

The Statement of Additional Information has more detailed information about the Adviser.

THE DISTRIBUTOR AND ADMINISTRATOR

First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement.

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, serves as Administrator to the Trust pursuant to an Administration Agreement. The principal business address of Investor Services Group is 4400 Computer Drive, Westborough, MA 01581.

                              FINANCIAL HIGHLIGHTS


      The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.


--------------------------------------------------------------------------------
                                                                       PERIOD
                                                                        ENDED
                                                                       JUNE 30,
                                                                       1999(1)
--------------------------------------------------------------------------------

Net asset value, beginning of period.............................     $ 10.00
Income from investment operations
     Net investment income ......................................        0.01
     Net losses on securities (both realized and unrealized).....       (0.06)
                                                                      --------
Total from investment operations.................................       (0.05)
Net asset value, end of period...................................     $  9.95

Total return ....................................................       (0.50%)+

Ratios/supplemental data
Net assets, end of period (in 000s)..............................     $ 4,865
Ratio of expenses to average net assets
     before reimbursement of expenses by Adviser.................        6.27%*
     after reimbursement of expenses by Adviser..................        0.75%*
Ratio of net investment income (loss) to
   average net assets
     before reimbursement of expenses by Adviser.................       (4.88%)*
     after reimbursement of expenses by Adviser..................        0.64%*
Portfolio turnover rate..........................................           0%


(1)    The Fund commenced operations on June 10, 1999.
+      Since inception, not annualized.
*      Annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                     TRAINER, WORTHAM FIRST MUTUAL FUNDS
                             C/O TRAINER WORTHAM
                          111 PINE STREET, 3RD FLOOR
                           SAN FRANCISCO, CA 94111
                          TELEPHONE: 1-800-257-4450

--------------------------------------------------------------------------------

You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

        - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
        -  Free from the Commission's Website at http://www.sec.gov.




Investment Company Act file no. 811-879.

                             TRAINER WORTHAM FUNDS

                           TRAINER WORTHAM CALIFORNIA
                           INTERMEDIATE TAX-FREE FUND

                                  THIS IS YOUR

                             INVESTMENT APPLICATION

                              Detach and mail to:

                                   FIRST DATA INVESTOR SERVICES GROUP, INC.
                                   P.O. BOX 61503
                                   KING OF PRUSSIA, PA 19406-0903

                  TRAINER WORTHAM FUNDS INVESTMENT APPLICATION
1. INITIAL FUND INVESTMENT
   Please indicate the amount you are investing in the fund. The minimum initial investment is $250 for the fund.
   Trainer Wortham California Intermediate Tax-Free Fund  $
                                                            ---------------
2. INITIAL INVESTMENT METHOD
   [ ] Check (made payable to the fund)
   [ ] Wire sent on (date)               for credit to account no.             *
                           -------------                           ------------

  *Before making an initial investment by wire, you must be assigned an account number by calling (800) 441-6580. Have your local bank wire fund to:

                   Boston Safe Deposit & Trust
                   ABA#011001234
                   Credit: Trainer Wortham California Intermediate Tax-Free Fund Act #000159
                   FBO (Insert Shareholder name & new account
                       number)
                              --------------------
3. REGISTRATION AND SOCIAL SECURITY NUMBER (PLEASE PRINT)
   INDIVIDUAL OR JOINT ACCOUNT:

------------------------------------------------------------------------------------------
Owner's First Name    Middle Initial    Last Name             Owner's Social Security #

------------------------------------------------------------------------------------------
Joint Owner's First Name    Middle Initial    Last Name    Joint Owner's Social Security #

GIFT TO MINOR

------------------------------------------------------------------------------------------
Name of Custodian (one name only)

------------------------------------------------------------------------------------------
Name of Minor                                                 Minor's Social Security #

Under the _________________________ Uniform Gift/Transfer to
Minors Act          State

CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS (Complete attached Corporate Resolution)

------------------------------------------------------------------------------------------
Name of Corporation, Partnership, Trust or Other

------------------------------------------------------------------------------------------
Name of Trustee(s)             Date of Trust            Tax Identification No.

4. MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

------------------------------------------------------------------------------------------
Street Address & Apt. No.                        City             State          Zip

(     )                                            (    )
-----------------------------------                -----------------------------------
Day Telephone                                      Evening Telephone

5. DISTRIBUTION OPTIONS (All distributions will be reinvested unless otherwise indicated below.)
  [ ] Reinvest (dividends and capital gains in additional shares)
  [ ] Cash Dividends (dividends in cash, capital gains in additional shares)
  [ ] All Cash (dividends and capital gains in cash)

6. SYSTEMATIC WITHDRAWAL PLAN (minimum initial investment of $5,000 is required)
    I wish to have the following amount(s) systematically withdrawn from:

    Trainer Wortham California Intermediate Tax-Free Fund         $
                                                                   ---------------

    Please indicate the frequency of withdrawal, and if other than monthly, the desired months. Liquidations take place on or about the 25th of the month.
    [ ] Monthly
    [ ] Quarterly                 ,                 ,                 and
                 ---------------   ---------------   ---------------
    --------------
    [ ] Semi annually                 and
                     ---------------     ---------------
    [ ] Annually
    Unless indicated otherwise in Section 8, a check will be sent to your address of record.

7.  TELEPHONE PRIVILEGE
    [ ] I (We) authorize First Data Investor Services Group, Inc. And/or
        Trainer Wortham Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Trainer Wortham Funds. I (We) understand an exchange is made by redeeming shares of one fund and using the proceeds to buy shares of another fund. Exchanges must be made into identically registered accounts. Redemption proceeds will be sent as indicated in this prospectus.

    If not otherwise indicated below, only exchanges will be allowed.
    [ ] Redemption            [ ] Exchange            [ ] Both

8.  REDEMPTIONS
    (Unless otherwise indicated below, all redemptions will be sent by check.)

    [ ] All redemption proceeds should be executed by an ACH transaction unless
        First Data Investor Services Group, Inc. is notified in writing. There is no charge for ACH transactions.
        Allow 3 business days.

    [ ] All redemptions proceeds should be executed by FED wire transaction unless First Data Investor Services Group, Inc. is notified in writing. There is a $9 charge for FED wire transactions.

    All FED wire and ACH transactions will be sent as indicated below. Please allow one month for ACH instructions to become effective. Any changes in these instructions must be made in writing with signature guarantees as described in the prospectus.
    *Please notify your bank of your intent to establish this option on your account.
    *ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

--------------------------------------------------------------------------------
Bank Name                                                  Branch Office

--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Bank Wire Routing Number                                   Account Number

--------------------------------------------------------------------------------
Name(s) on Bank Account

9.  SIGNATURE AND CERTIFICATION
    (Required by Federal tax law to avoid backup withholding.)

    "By signing below, I certify under penalty of perjury that the social security or tax payer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withhold, check box. [ ]

    "The Internal Revenue Service does not require your consent to any provision of this document other than the certificates required to avoid backup withholding.

    "I hereby acknowledge receipt of a current prospectus."

    ----------------------------------------------------------------------------
    Signature        [ ] Owner        [ ] Custodian        [ ] Trustee  Date

    ----------------------------------------------------------------------------
    Signature of Joint Owner (if applicable)                             Date

10. INVESTMENT DEALER INFORMATION

    ----------------------------------------------------------------------------
    Name of Firm

    ----------------------------------------------------------------------------
    Firm Address

    ----------------------------------------------------------------------------
    Rep Name & Number

    ----------------------------------------------------------------------------
    Signature

  THIS SECTION TO BE COMPLETED BY CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS

                                  RESOLUTIONS

RESOLVED: That this corporation or organization become a shareholder of Trainer Wortham California Intermediate Tax-Free Funds (the "Trust") and that

--------------------------------------------------------------------------------
                             (Name(s) of officers)

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholder account(s) with the Trust, and it is FURTHER RESOLVED: That any one of the above-noted officers is authorized to sign any documents necessary or appropriate to appoint First Data Investor Services Group, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.

                                  CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the

___________________________________________________________________incorporated
              (Name of Corporation/Organization)
or formed under the laws of ____________________ and were adopted at a meeting
                                   (State)
of the Board of Trustees of the corporation or organization duly called and held on ______________________________ at which a quorum was present and acting
                 (Date)
throughout, and that the same are now in full force and effect.

I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

Name                       Title         Name                         Title

------------------------------------     ---------------------------------------

------------------------------------     ---------------------------------------

Witness my hand and the seal of the corporation or organization this ____ day of _________________, 19 ____.


------------------------------------     ---------------------------------------
*Secretary-Clerk                         Other Authorized Officer (if required)

*If the secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                             TRAINER WORTHAM FUNDS
                     AUTOMATIC INVESTMENT PLAN APPLICATION
 First Data Investor Services Group, Inc., P.O. Box 61503, King of Prussia, PA
                           19406-0903  (610) 239-4500

                                  INSTRUCTIONS

HOW DOES IT WORK?
1. First Data Investor Services Group, Inc., through our bank, UMB Bank N.A., draws an Automatic Clearing House (ACH) debit electronically against your personal checking/savings account each month, according to your instructions.
2. Choose any amount of $50.00 or more that you would like to invest regularly and your debit for this amount will be processed by First Data Investor Services Group, Inc., as if you had written a check yourself.
3. Shares will be purchased and a confirmation sent to you.

HOW DO I SET IT UP?
1. Complete both sides of this form, and the Investment Application form if you do not have an existing account.
2. Include initial investment check of $250.00 or more if you are establishing a new account.
3. If you are using a Credit Union, please have your financial institution verify the bank information.
4. Mark one of your personal checks or deposit slips VOID, attach it to this form and mail to First Data Investor Services Group, Inc. at the above address.
5. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have Automatic Clearing House (ACH) debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your bank manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.
6. Please allow one month for processing before the first debit occurs.
7. Returned items will result in a $20.00 fee being deducted from your account.

MONTHLY WITHDRAWAL AMOUNT AND DATE
Please indicate amount you would like invested monthly. The minimum amount for monthly investment is $50.

[ ] Trainer Wortham California Intermediate Tax-Free Fund     $
                                                                ---------------

Date of Withdrawal: (check only one)  [ ] 10th        [ ] 15th        [ ] 20th

ACCOUNT INFORMATION
Indicate One: [ ] I am in the process of establishing a new account
        [ ] I have an established account. My account number is:
                                                                 ---------------

--------------------------------------------------------------------------------
Registered Owner

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
City                                                State               Zip Code

--------------------------------------------------------------------------------
Day Time Phone Number                                       Evening Phone Number


BANK INFORMATION
Complete the following or attach a voided check below. If you are using a Credit Union account, please complete this section and have your financial institution verify the information.

--------------------------------------------------------------------------------
Bank Account Owner                                           Joint Owner


--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Branch Street Address

--------------------------------------------------------------------------------
City                                                State               Zip Code

--------------------------------------------------------------------------------
ABA Number (9 digits)                                        Account Number

Type of Account:  [ ] Checking        [ ] Savings

AUTHORIZATION AND SIGNATURE
I understand that my ACH debit will be dated on the day of each month I have indicated on this form. I agree that if such a debit is not honored upon presentation, First Data Investor Services Group, Inc. may discontinue this service and any share purchase made upon deposit on such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, First Data Investor Services Group, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by First Data Investor Services Group, Inc. upon 30 days written notice or at any time by the investor by written notice to First Data Investor Services Group, Inc. which is received no later than five (5) business days prior to the above designated investment date.

--------------------------------------------------------------------------------
SIGNATURE OF BANK ACCOUNT OWNER

--------------------------------------------------------------------------------
SIGNATURE OF JOINT BANK ACCOUNT OWNER

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 1, 1999

--------------------------------------------------------------------------------

                       TRAINER WORTHAM FIRST MUTUAL FUNDS

                        TRAINER WORTHAM FIRST MUTUAL FUND
                     TRAINER WORTHAM TOTAL RETURN BOND FUND
              TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND
                      TRAINER WORTHAM LARGE-CAP GROWTH FUND

--------------------------------------------------------------------------------


         Trainer Wortham First Mutual Funds (the "Trust") currently offers shares of the following four Series, representing separate portfolios of investments: TRAINER WORTHAM FIRST MUTUAL FUND, TRAINER WORTHAM TOTAL RETURN BOND FUND, TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND AND TRAINER WORTHAM LARGE-CAP GROWTH FUND (the "Fund(s)"). Information concerning each Fund is provided in separate Prospectuses. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus for each Fund. Much of the information contained herein expands upon subjects discussed in each Prospectus. No investment in shares should be made without first reading the applicable Prospectus. A copy of each Series' Prospectus may be obtained without charge by writing to the Trust, at 845 Third Avenue, 6th Floor, New York, NY 10022 or by calling 888-257-4450.

         Each Fund's most recent Annual Report to Shareholders is a separate document that is incorporated by reference into this Statement of Additional Information. The Funds' Annual and Semi-Annual Reports to Shareholders are also available without charge by calling 888-257-4450.



                                NOVEMBER 1, 1999

                                TABLE OF CONTENTS
                                -----------------

  THE TRUST.....................................................................

  INFORMATION ON PERMITTED INVESTMENTS AND RELATED RISK FACTORS.................

   American Depository Receipts ("ADRs")........................................

   Convertible Securities.......................................................

   U.S. Government Securities...................................................

   U.S. Treasury Securities.....................................................

   Illiquid Securities..........................................................

   Repurchase Agreements........................................................

   Money Market Instruments.....................................................

   Fixed-Income Securities......................................................

   Forward Commitments..........................................................

   Mortgage-Related Securities..................................................

   Asset-Backed Securities......................................................

   Municipal Obligations........................................................

   Zero Coupon & Stripped Securities............................................

   Foreign Government Obligations: Securities of Supranational Entities.........

   Other Foreign Securities.....................................................

   Description of Municipal Securities..........................................

   Special Risk Considerations in California....................................

   When-Issued Securities and Firm Commitment Agreements........................

   Final Futures Contracts......................................................

   Shares of Investment Companies...............................................

   Loans of Portfolio Securities................................................

   Borrowing....................................................................

   Investment Restrictions .....................................................

   Portfolio Turnover...........................................................

  INVESTMENT LIMITATIONS OF THE FUNDS...........................................

   Other Investment Restrictions................................................

  MANAGEMENT OF THE TRUST.......................................................

   Trustees and Officers of the Trust...........................................

  PRINCIPAL HOLDERS OF SECURITIES...............................................

  INVESTMENT ADVISORY AND OTHER SERVICES........................................

   The Investment Advisor.......................................................

   The Distributor..............................................................

   Distribution and Shareholder Service Plan....................................

   The Administrator............................................................

   Transfer Agent and Fund Accountant...........................................

   The Custodian................................................................

   Independent Auditors.........................................................

   Brokerage Commissions........................................................

  NET ASSET VALUE...............................................................

   Systematic Withdrawal Plan...................................................

  TAXES.........................................................................

   All Funds....................................................................

   California Intermediate Tax-Free Fund........................................

  PERFORMANCE INFORMATION.......................................................

   Calculation of Total Return..................................................

  SHARES OF BENEFICIAL INTEREST.................................................

   Description of Shares........................................................

   Shareholder Meetings.........................................................

  FINANCIAL STATEMENTS..........................................................

                                    THE TRUST
                                    ---------

This Statement of Additional Information pertains to the following four separate funds incorporated under the laws of the State of Delaware:

NAME OF FUND
------------

TRAINER WORTHAM FIRST MUTUAL FUND ("FIRST MUTUAL FUND")
TRAINER WORTHAM TOTAL RETURN BOND FUND ("TOTAL RETURN BOND FUND")
TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND ("CALIFORNIA INTERMEDIATE TAX-FREE FUND")
TRAINER WORTHAM LARGE-CAP GROWTH FUND ("LARGE-CAP GROWTH FUND")

         TRAINER WORTHAM FIRST MUTUAL FUNDS (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated January 17, 1995. FIRST MUTUAL FUND, TOTAL RETURN BOND FUND and LARGE-CAP GROWTH FUND are classified as diversified, meaning that, with respect to 75% of its total assets, it has not invested more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities). CALIFORNIA INTERMEDIATE TAX-FREE FUND is considered "non-diversified" because the Fund may invest more than 5% of its assets in the securities of a single California issuer, such as the state of California.

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of each Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                      INFORMATION ON PERMITTED INVESTMENTS
                      ------------------------------------
                            AND RELATED RISK FACTORS
                            ------------------------

AMERICAN DEPOSITORY RECEIPTS ("ADRS)"
-------------------------------------

         ADRs are typically issued by a U.S. financial institution and are evidence ownership of underlying securities issued by a foreign issuer. Sponsored ADRs are a joint arrangement between the foreign issuer and the U.S. financial institution acting depository and tend to be more liquid than unsponsored ADRs. FIRST MUTUAL FUND and LARGE-CAP GROWTH FUND may invest in sponsored or unsponsored ADRs.

CONVERTIBLE SECURITIES
----------------------

         Convertible securities are securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. FIRST MUTUAL FUND, TOTAL RETURN BOND FUND and LARGE-CAP GROWTH FUND may invest in convertible securities.

U.S. GOVERNMENT SECURITIES
--------------------------

         In addition to U.S. Treasury securities, each Fund may invest in U. S. Government securities, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by right of the issuer to borrow from the Treasury. others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. TREASURY SECURITIES
------------------------

         Each Fund may invest in U.S. Treasury securities, including Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

ILLIQUID SECURITIES
-------------------

         Each Fund will not invest more than 10% of the value of the Fund's net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933 (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A under the 1933 Act are subject to this 10% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

REPURCHASE AGREEMENTS
---------------------

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which Trainer Wortham deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than 102% the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

MONEY MARKET INSTRUMENTS
------------------------

         Each Fund may invest, in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less. Each Fund may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to the Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets tat the time of purchase. Investments by a Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

FIXED-INCOME SECURITIES
-----------------------

         Investors in each Fund should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities typically are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized. Certain securities purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

         The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a security purchased by a Fund has been adversely changed, a Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

         Holding such securities that have been downgraded below investment-grade can subject the Fund to additional risk. Certain securities purchased by the Fund, such as those rated "Baa" by Moody's or "BBB" by S&P, Fitch or Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Debt securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Debt securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor's ability to pay interest and repay principal on debt securities rated "BBB" to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment. Debt securities rated "BBB" by Duff is considered to have below average protection factors but may still be considered sufficient for prudent investment.

FORWARD COMMITMENTS
-------------------

         The TOTAL RETURN BOND FUND may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a when-issued or forward commitment basis prior to its stated delivery date.

         Securities purchased on a when-issued or forward commitment basis and certain other securities held by the Fund are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Such securities may expose the Fund to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing debt securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash, cash equivalents or U.S. Government securities or other high-quality liquid debt securities of the type in which the Fund invests at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank.

MORTGAGE-RELATED SECURITIES
---------------------------

         Mortgage-related securities which may be purchased by the TOTAL RETURN BOND FUND are securities collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities which are derivative multi-class mortgage securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

         No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Fund's Board of Trustees. In accordance with such guidelines, the Advisor will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.

ASSET-BACKED SECURITIES
-----------------------

         The TOTAL RETURN BOND FUND may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the services of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL OBLIGATIONS
---------------------

         The TOTAL RETURN BOND FUND may invest in municipal obligations which are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. While in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible investments. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

         Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

         Dividends received by shareholders which are attributable to interest income received by it from municipal obligations generally will be subject to Federal income tax. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

ZERO COUPON AND STRIPPED SECURITIES
-----------------------------------

         The TOTAL RETURN BOND FUND may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

         Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. If the Fund invests in such securities it may be required, in order to maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, to distribute the income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES
--------------------------------------------------------------------

         The TOTAL RETURN BOND FUND may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

OTHER FOREIGN SECURITIES
------------------------

         The TOTAL RETURN BOND FUND may invest in U.S. dollar denominated obligations of foreign corporations. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

         The risks associated with investing in foreign securities are often heightened by investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

DESCRIPTION OF MUNICIPAL SECURITIES
-----------------------------------

         Municipal securities may have fixed, variable or floating rates of interest. Any variable or floating rate municipal security not payable on demand within seven days will be deemed illiquid unless the Advisor determines, according to procedures established by the Board of Directors, that such securities are liquid. If held by the CALIFORNIA INTERMEDIATE TAX-FREE FUND, such securities will be included in the calculation of the limitation of 15% of net assets which may be invested in illiquid securities. Municipal bonds, which finance long-term capital needs and generally have maturities of more than one year when issued, are generally classified as either general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. The Fund may also invest in certificates of participation in general fund obligation leases of the State of California and its political subdivisions. The staff of the Securities and Exchange Commission may view such a security as illiquid. Unless the Board of Directors determines that such a security is not illiquid, the Advisor will limit its investment in such securities, together with all other illiquid securities and assets, to 15% of the Fund's net assets.

         The securities in which the Fund invests are subject to market and credit risk. Market risk relates to the changes in market value that occur as a result of variation in the level of prevailing interest rates and yield relationships in the municipal securities market. In general, the longer the maturity of a municipal security, the higher the yield and the greater the potential for taxable capital appreciation or depreciation. Conversely, shorter maturities tend to provide lower yields, but greater stability of principal. An increase in interest rates will normally decrease the value of these longer-term investments, while a decline in interest rates will normally increase the value of these investments. Generally, the shorter the average maturity of the Fund's portfolio, the less its price will be affected by interest rate fluctuations.

         In addition to the market risk of changing interest rates, municipal securities are subject to credit risk relating to the operations of individual issuers. The ability of the Fund to achieve its investment objective is dependent upon the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.

SPECIAL RISK CONSIDERATIONS IN CALIFORNIA
-----------------------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND'S performance may be especially affected by factors pertaining to the California economy, as well as other factors affecting the ability of issuers of California municipal securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The amounts of tax and other revenues available to issuers of California municipal securities may be affected from time to time by economic, political, geographic and demographic conditions.

         There are additional risks associated with the Fund's investment in California municipal obligations. These risks result from certain amendments to the California Constitution and other statues that limit the taxing and spending authority of California governmental entities, as well as from the general financial conditions of the State of California. These may impair the ability of issuers of California municipal obligations to pay interest and principal on their obligations.

         California constitutional and statutory amendments and initiatives have imposed certain limitations on taxes that may be levied against real property, as well as place limits on the annual appropriations of the state and its political subdivisions. These initiative measures approved by California voters have resulted in a reduction in state and local government revenues and in spending limits.

         The payment of California municipal securities may be dependent on the ability and willingness of the California Legislature to assist local governments in paying bond obligations, and on the collection of ad Valero or special taxes by local governments within the state. The continuing ability of the California Legislature to increase the revenue of local governments, as well as to make timely payments in connection with its own obligations, and the continuing ability of local governments to raise revenue through taxation will affect the ability of the state and local governments to pay debt service on these obligations.

         An expanded discussion of investment considerations regarding investment in California municipal obligations is contained in the Statement of Additional Information.

WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS
-----------------------------------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction, but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until its accepts delivery of the security.

         The Fund will not use such transactions for leveraging purposes, and accordingly will segregate cash, cash equivalents or liquid securities or hold a covered position in an amount sufficient to meet its payment obligations thereunder. There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account.

FINANCIAL FUTURES CONTRACTS
---------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND may purchase and sell financial futures contracts listed on a commodities board of trade to hedge its portfolio investments against changes in value or as a temporary substitute for purchases or sales of actual securities. The Fund is not a commodity pool and will engage in futures transactions only for bona fide hedging purposes. Futures contracts are agreements to buy or sell underlying securities at a specific future date and price. The underlying instrument may be a security or an index of securities. By buying or selling a futures contract, the Fund agrees to buy or sell the underlying instrument or to deliver or receive cash settlement. Income from financial futures trading is not exempt from federal or state income taxes.

         Because fixed-income securities fluctuate in value inversely with the movement of interest rates, a decline in value of a security can be hedged, or offset, by an increase in value of an interest rate futures contract. Also, if the Advisor anticipates that the value of a security will decline, it may purchase a futures contract instead of the security to gain the benefit of the expected lower price. Different trading strategies for futures have different risk and return characteristics. The Advisor will choose among futures strategies based on its judgment of how best to meet the Fund's goals. The judgment will be based on factors such as current and anticipated interest rates, relative market liquidity, and price levels in the futures markets compared to the underlying securities markets. If the Advisor judges these factors incorrectly, or if price changes in the futures positions are not well correlated with other investments, the strategies may lower the Fund's return. These strategies involve certain risks. There is no assurance that closing purchase transactions will be available at favorable prices, resulting in possible reduction of the Fund's income due to the use of hedging instruments, and possible loss in excess of the initial margin. There may be imperfect correlation between the contract and the underlying security and unsuccessful hedging transactions due to incorrect market trend forecasts. A more thorough description of these investment practices and their associated risks is contained in the Statement of Additional Information.

         When required by Securities and Exchange Commission guidelines, the Fund will maintain a segregated account with the custodian with sufficient cash, U.S. Government securities or other liquid securities to cover the potential obligations created by futures. The Fund may invest up to 5% of its assets in futures transactions represented by the aggregate "initial margin" (down payment). The aggregate market value of securities underlying futures contracts will not exceed 25% of the net assets of the Fund.

SHARES OF INVESTMENT COMPANIES
------------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies which invest in securities whose income is exempt from Federal and California state income taxes. Pursuant to the 1940 Act, the percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates do not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees under Rule 12b-1 of the 1940 Act, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

         The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

         As an exception to the above 1940 Act restrictions, the Fund does have the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objective, restrictions and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

LOANS OF PORTFOLIO SECURITIES
-----------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors up to 331/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the associated risk.

BORROWING
---------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND may borrow from banks up to 30% of the value of its total assets for temporary or emergency purposes and enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

INVESTMENT RESTRICTIONS
-----------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND has certain fundamental policies that are described in the Statement of Additional Information under "Investment Restrictions." These investment restrictions include prohibitions against borrowing money (except as described above) and against concentrating the Fund's investments in issuers conducting their principal business activities in a single industry (except that this limitation does not apply with respect to U.S. Government securities). In addition, a minimum of 80% of assets must be invested in California municipal securities exempt from federal and California income taxes and not subject to the alternative minimum tax on individuals. These investment restrictions and the Fund's investment objective cannot be changed without the approval of shareholders of the Fund; all other investment practices described in this Prospectus and in the Statement of Additional Information can be changed by the Board of Directors without shareholder approval.

PORTFOLIO TURNOVER
------------------

         The Funds expects to trade in securities for short-term gain whenever deemed advisable by the Advisor in order to take advantage of anomalies occurring in general market, economic or political conditions. Therefore, the Fund may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of the Fund will not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.

                       INVESTMENT LIMITATIONS OF THE FUNDS
                       -----------------------------------

         The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as that term is defined herein under the section entitled "GENERAL INFORMATION" below.

         (a) UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.

         (b) DIVERSIFICATION: The Funds have adopted the policy prohibiting it from, as to 75% of each Fund's total assets, investing more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).

         (c) INDUSTRY CONCENTRATIONS: The Funds may not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

         (d) PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

         (e) PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS: The Funds will not engage in the purchase and sale of commodities or commodity contracts.

         (f) MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase agreements.

         (g) BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, a Fund shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the U.S. Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.

         (h) SECURITIES OF OTHER INVESTMENT COMPANIES: The Funds will not invest in the securities of other investment companies.

         (i) ISSUANCE OF SENIOR SECURITIES: The Funds are not authorized to issue securities senior to the shares offered by each Prospectus, except in connection with borrowings under the terms described above under "BORROWING OF MONEY."

                          OTHER INVESTMENT RESTRICTIONS

         (a) The Funds may not invest in oil, gas or mineral leases;

         (b) The Funds may invest up to 5% of their total assets at the time of purchase in warrants. Included within this amount, but not to exceed 2% of the Fund's total assets are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. This restriction does not apply to warrants initially attached to securities purchased by the Funds;

         (c) The Funds will not invest in real estate limited partnerships; and

         (d) The Funds will not purchase securities on margin, but the Funds may obtain such short-term credits as may be necessary for the purchase and sale of securities.

         (e) Purchase or retain the securities of any issuer if, to the knowledge of a Fund, any Officer or Trustee of the Fund or of its Investment Advisor owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such Officers and Trustees of the Fund or of its Investment Advisor who own more than 1/2 of 1%, own, in aggregate, more than 5% of the outstanding securities of such issuer.


                             MANAGEMENT OF THE TRUST
                             -----------------------

TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------

         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently eight Trustees, six of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.


------------------------------------------------------------------------------------------------------------
      NAME, AGE                        POSITION(S)             PRINCIPAL OCCUPATION(S) DURING THE
      & ADDRESS                        HELD WITH                      PAST FIVE YEARS
                                         TRUST
------------------------------------------------------------------------------------------------------------
James F. Twaddell (59)            Chairman of the Board;       Investment Banker at Schneider
c/o Schneider Securities,         Trustee since 1979           Securities, Inc. since June 1995;
Inc.                                                           Chairman of the Board, Director and
2 Charles Street                                               Registered  Representative of Barclay
Providence, RI  02904                                          Investment, Inc. until June 1995.
------------------------------------------------------------------------------------------------------------
Robert H. Breslin, Jr. (70)       Trustee since 1979;          Partner in the law firm of Breslin & Sweeney,
107 Forge Road                    Member of Audit              Warwick, RI. since 1970 .
E. Greenwich, RI 02818            Committee
------------------------------------------------------------------------------------------------------------
David P. Como(1) (52)             Trustee since 1984;          Managing Director, Trainer Wortham &
111 Pine Street                   President                    Co., Inc. since 1969.
3rd Floor
San Francisco, CA 94111
------------------------------------------------------------------------------------------------------------
Raymond Eisenberg (75)            Trustee since 1960;          President of Raymond Eisenberg &
488 County Street                 Chairman of the Audit        Associates, PC Accountants and Auditors,
New Bedford, MA 02740             Committee                    New Bedford, MA since 1980.
------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
David Elias(1) (53)           Trustee since 1991          President and Chief Investment Officer of
500 Essjay Road                                           Elias Asset Management, Inc., Buffalo,
Suite 220                                                 NY since 1978.
Williamsville, NY  14221
----------------------------------------------------------------------------------------------------

Robert S. Lazar (54)          Trustee since 1976;         Retired in 1992, formerly an Engineer,
P.O. Box 4158                 Member of the Audit         Newport, RI; Director, Newport Federal
Middletown, RI 02842-         Committee                   Savings Bank, Newport, RI.
0011
----------------------------------------------------------------------------------------------------

Martin S. Levine (45)         Trustee since 1994;         Controller and Chief Financial Officer of
c/o John P. Picone, Inc.      Member of the Audit         John P. Picone, Inc., Contractors and
31 Garden Lane                Committee                   Engineers, Lawrence, NY, since 1984.
Lawrence, NY 11559
----------------------------------------------------------------------------------------------------

Berkeley Belknap              Vice President              Portfolio Manager and Research Analyst,
111 Pine Street                                           received her BA degree in History from
3rd Floor                                                 Yale University in 1992;  Financial
San Francisco, CA 94111                                   Analyst with Morgan Stanley in the
                                                          Investment Banking Division from 1993
                                                          to 1995, option trader in the Foreign
                                                          Exchange Division from 1995 to 1996.
                                                          Ms. Belknap joined Trainer Wortham in
                                                          1997 and holds the following licenses
                                                          with the NASD: Series 7 and 63.
----------------------------------------------------------------------------------------------------

Timothy J. O'Hara (48)        Trustee since 1998          Publisher of CU Journal , a national
Faulkner & Gray                                           weekly financial newspaper owned by
224 Datura Street                                         Faulkner & Gray, Inc.
Suite 709
W. Palm Beach, FL  33401
----------------------------------------------------------------------------------------------------

Todd Eisenberg                Trustee since July 1999     Managing Partner for Petitti, Eisenberg &
488 Pleasant Street                                       Gamache, P.C. since 1982.
New Bedford, MA 02740
----------------------------------------------------------------------------------------------------

John D. Knox                  Vice President              Fixed Income Portfolio Manager of
845 Third Avenue                                          Trainer Wortham First Mutual Funds
6th Floor                                                 since 1994.
New York, NY 10022
----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
Debra L. Como (40)           Secretary & Treasurer         Mutual Fund and Marketing Distribution
111 Pine Street                                            Agent for Trainer Wortham First Mutual
3rd Floor                                                  Funds from 1993 to present; Vice-
San Francisco, CA 94111                                    President & Director of Fund/Plan Broker
                                                           Services, Inc. from 1987 to 1993.
-----------------------------------------------------------------------------------------------------


(1) "Interested person" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. Como is an "interested person" by reason of his affiliation with the Advisor and as a result of being an Officer of the Trust. Mr. Elias may be regarded as an "interested person" by reason of a material business relationship with Trainer Wortham.

         The Audit Committee of the Board of Trustees of the Trust was established to consider such matters as the selection of the independent certified public accountant for the Trust, review of the auditor's report on accounting procedures and internal controls, review of the quarterly reports on brokerage commissions paid by the Trust, and other issues referred to the Committee by the full Board. The Audit Committee is currently comprised of four disinterested Trustees; under the Trust's By-laws, the President also serves as an Ex-Officio member of the Audit Committee.

         The following table sets forth information regarding the total compensation paid by the Trust to its Trustees for their services as Trustees during the fiscal year ended June 30, 1999.

  COMPENSATION TABLE:

--------------------------------------------------------------------------------

    NAME, AGE                   AGGREGATE                     TOTAL
   & ADDRESS                   COMPENSATION                 COMPENSATION
                                FROM TRUST          FROM TRUST AND FUND COMPLEX

--------------------------------------------------------------------------------

James F. Twaddell,                    $5,000                   $5,000
Chairman
--------------------------------------------------------------------------------

Robert H. Breslin, Jr.,               $5,200                   $5,200
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

David P. Como(1),                     $    0                   $    0
Trustee
--------------------------------------------------------------------------------

Raymond Eisenberg,                    $4,700                   $4,700
Trustee, Chairman of the
Audit Committee
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

David Elias(1),                          $    0                  $    0
Trustee
--------------------------------------------------------------------------------

Robert S. Lazar,                         $5,200                  $5,200
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

Martin S. Levine,                        $5,200                  $5,200
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

Berkeley Belknap,                        $    0                  $    0
Vice President

--------------------------------------------------------------------------------

Timothy J. O'Hara ,                      $    0                  $    0
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

Todd Eisenberg*,                         $    0                  $    0
Trustee

--------------------------------------------------------------------------------

John D. Knox,                            $    0                  $    0
Vice President

--------------------------------------------------------------------------------

Debra L. Como,                           $    0                  $    0
Secretary & Treasurer

--------------------------------------------------------------------------------


         As of June 30, 1999, the compensation for disinterested Trustees included a fee of $500 per meeting of the Board of Trustees attended and an annual retainer of $3,000. In addition, the Trustees were reimbursed for expenses incurred in connection with their attendance at meetings of the Board of Trustees. Members of the Audit Committee also receive fees for meetings attended. However, no Officer of the Trust receives any compensation directly from the Trust for performing the duties of their offices. The Advisor, of which Mr. Como is an officer and/or trustee, receives fees from the Trust for acting as its Investment Advisor. (See the section entitled "INVESTMENT ADVISOR.")


         *Mr. Eisenberg was elected to the Board of Trustees on July 20, 1999 and did not receive any compensation during the June 30, 1999 fiscal year.

                        PRINCIPAL HOLDERS OF SECURITIES
                        -------------------------------

         Listed below are the names and addresses of those shareholders and accounts who, as of October , 1999, owned of record or beneficially 5% or more of the shares of a Fund.

         Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

As of October , 1999, the Trustees and Officers of the Trust individually and as a group owned beneficially less than 1.00% of the outstanding shares of any Fund.

As of October , 1999, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of FIRST MUTUAL FUND:

                                              NUMBER OF
NAME AND ADDRESS OF BENEFICIAL OWNER         SHARES HELD            PERCENTAGE
------------------------------------         -----------            ----------

Trainer Wortham Profit Sharing Trust                                       %
c/o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

Perry R. Como                                                              %
c/o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

Semper Trust Co. c/f IRA r/o of                                            %
Perry R. Como
c/o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY  10022

Semper Trust Co. c/f IRA r/o of                                            %
Alice Stone Trainer
304 Pomperaug Woods
Southbury, CT  06488-1872


As of October , 1999, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of TOTAL RETURN BOND FUND:

                                                   NUMBER OF
NAME AND ADDRESS OF BENEFICIAL OWNER              SHARES HELD         PERCENTAGE
------------------------------------              -----------         ----------

H. Williamson Ghriskey, Jr.                                                 %
TRST Margot Marsh Biodiversity Foundation c\o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

HW Mali Profit Sharing Ret Plan                                             %
c\o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

Daniel U. Escaro                                                            %
TRST York Labs PSP
DTD N/A
c/o York Hospital
1001 S. George Street
York, PA 17405

AMSOUTH Bank                                                                %
TRST Tuscaloosa Ear Nose & Throat
Center PC Profit Sharing Plan
Walburn A/CC/O trainer Wortham & Co.
845 Third Avenue
New York, NY 10022-6601

As of October , 1999, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of CALIFORNIA INTERMEDIATE TAX-FREE
FUND:

                                                   NUMBER OF
NAME AND ADDRESS OF BENEFICIAL OWNER              SHARES HELD         PERCENTAGE
------------------------------------              -----------         ----------

Catherine Sullivan                                                          %
55 Laurel Street
San Francisco, CA 94118

Richard & Cynthia Long Trust                                                %
2395 Old Soda Springs Road
Napa, CA 94558

Charlotte Vaughn Winton                                                     %
3905 Clay Street
San Francisco, CA 94118

Joseph Paige and May Paige JWROS                                            %
60 Parkwood Drive
Atherton, CA 94027

                     INVESTMENT ADVISORY AND OTHER SERVICES
                     --------------------------------------

THE INVESTMENT ADVISOR
----------------------

         In 1981, Trainer Wortham & Co., Inc. ("the Advisor") became the Investment Advisor of the Trust. The Advisor has offices at 845 Third Avenue, 6th Floor, New York, N.Y. 10022. The Advisor, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended, and supervises approximately $ billion in investment accounts. The advisor is a wholly-owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and it also provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $ billion in assets.

         The Directors of the Advisor are: A. Alexander Arnold III, Katherine August deWilde, David P. Como, James P. Conn, H. Williamson Ghriskey, Jr., James
H. Herbert, II, Charles V. Moore and Roger O. Walther. Mr. Como, Managing Director of the Advisor, is the President and a Trustee of the Trust.

         Each Fund's Investment Advisory Agreement provides that, subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives, policies, and restrictions, the Advisor will manage the Funds' investment portfolio, make decisions with respect to and place orders for all purchases and sales of the portfolio securities. Pursuant to the Investment Advisory Agreements, the Advisor is not liable for any mistake of judgment, mistake of law, or other loss to a Fund in connection with its performance under the Investment Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for its services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties, or by reason of its reckless disregard of its obligations under the Investment Advisory Agreements.

         Pursuant to individual Investment Advisory Agreements, with respect to FIRST MUTUAL FUND and LARGE-CAP GROWTH FUND the Advisor receives an annual investment advisory fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets; with respect to TOTAL RETURN BOND FUND and CALIFORNIA INTERMEDIATE TAX-FREE FUND, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. No Fund will reimburse the Advisor at a later time for the expenses it has assumed.

         For the fiscal years ended June 30, 1999, 1998 and 1997, with respect to FIRST MUTUAL FUND, the Fund paid the Advisor fees aggregating $331,176, $280,113 and $235,424, respectively.

         With respect to the TOTAL RETURN BOND FUND, for the fiscal year ended June 30, 1999, the Advisor earned Investment Advisory fees of $63,531, of which $36,141 were waived. For the fiscal year ended June

30, 1998, the Advisor earned Investment Advisory fees of $45,382, all of which it voluntarily waived. For the fiscal period October 1, 1996 (commencement of operations) through June 30, 1997, the Advisor earned Investment Advisory fees of $22,431, all of which it voluntarily waived.

         With respect to the CALIFORNIA INTERMEDIATE TAX-FREE FUND, for the period June 10, 1999 (commencement of operations) through June 30, 1999, the Advisor earned Investment Advisory fees of $735, all of which it voluntarily waived.

THE DISTRIBUTOR
---------------

         First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westborough, MA 01581 serves as the Trust's Distributor pursuant to an Underwriting Agreement (the "Underwriting Agreement"). FDDI is an affiliated company of the Administrator, Investor Services Group, inasmuch as both FDDI and Investor Services Group are under common ownership.

         The Underwriting Agreement may be renewed for successive one-year periods provided that each continuance is specifically approved by (1) the vote of a majority of the Trust's outstanding voting shares or by the Board of Trustees and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Underwriting Agreement.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

         FIRST MUTUAL FUND and LARGE-CAP GROWTH FUND each have adopted a Plan of Distribution (the "Plan" or "Plans") pursuant to Rule 12b-1 under the Act. The Plans permit each Fund to pay certain expenses associated with the distribution of its shares. The Plans provide that each Fund will reimburse FDDI for actual distribution and shareholder servicing expenses incurred by FPSB not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

         In adopting each Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit the Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. Potential benefits from increased sales and reduced redemptions include: (i) additional funds being available for investment, thereby giving the Fund's portfolio manager greater flexibility in pursuing the Fund's investment objectives; (ii) reducing the likelihood that an unusually large demand for redemption would require disadvantageous liquidations of portfolio investments; and (iii) increasing net assets, thereby reducing on a per share basis those expenses which do not rise proportionately with net assets. The Board of Trustees concluded that there was a reasonable likelihood that each Fund and their shareholders would benefit from the adoption of the Plan.

         Each Plan may be renewed for successive one year periods provided that each continuance is specifically approved by: (1) the vote of a majority of the Fund's outstanding voting shares or by the Board of Trustees; and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan.

         Any change in a Plan that would materially increase the amount of distribution expense borne by the Fund requires shareholder approval; any other material change requires approval by the Board of Trustees, including a majority of the disinterested trustees as described above. While a Plan is in effect, the selection and nomination of a Fund's disinterested Trustees is committed to the disinterested Trustees.

         Each Plan authorizes the Fund to pay service organizations, which may include but are not limited to: (1) compensation to securities brokers and dealers for selling shares; (2) compensation to securities brokers and dealers, accountants, attorneys, investment advisors and pension actuaries for services rendered to their clients relating to the distribution of shares of the Fund;
(3) compensation to such parties for marketing research and promotional services specifically relating to the distribution of Fund shares; (4) the costs of advertising in newspapers, magazines or other periodicals, or on radio or television; (5) the costs of telephone (including "WATS" and "800" services), mail (including postage and other delivery costs) or other direct solicitation of prospective investors; (6) the costs of preparing and printing prospectuses and other sales material for prospective investors, and the cost of distributing these materials; (7) the fees of public relations consultants; and (8) any other distribution expenses that the Board of Trustees may from time to time approve before such expenses are incurred.

         All such payments made pursuant to a Plan shall be made for the purpose of selling shares issued by the Fund. Payments of compensation pursuant to (3) above may be based in whole or in part on a percentage of the regular salary expense for those employees of such parties engaged in marketing research and promotional services specifically relating to the distribution of Fund shares based on the amount of time devoted by such employees to such activities, and any out-of-pocket expenses associated with the distribution of Fund shares.

         The Plans provide that FDDI will be reimbursed on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended June 30, 1999, distribution expenses for FIRST MUTUAL FUND were reimbursed as follows:

EXPENSE ITEM                                                AMOUNT
------------                                                ------

Printing                                                   $9,023.37
Underwriter Compensation                                  $16,405.03
Compensation to Broker Dealer's                            $3,303.16
Fulfillment Distribution Paid to Como Group               $24,000.00
Marketing and Advertising                                 $35,299.37
TOTAL 12B-1 EXPENSES                                     *$88,030.93

*  Reimbursement to Plan for the fiscal year ended June 30, 1999 was $15,623.75.


THE ADMINISTRATOR
-----------------

         First Data Investor Services Group, Inc., ("Investor Services Group") 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as the Trust's Administrator pursuant to an Administration Agreement (the "Administration Agreement") Investor Services Group is an affiliate of the Trust's Distributor, First Data Distributors, Inc. Pursuant to the Administration Agreement, Investor Services Group receives an annual fee, accrued daily and paid monthly, of 0.15% on the first $50 million of the average daily net assets of the Trust, 0.10% on the next $50 million of the average daily net assets of the Trust; and 0.05% on average daily net assets of the Trust over $100 million, subject to a minimum fee of $72,000 for the

Trust. Minimum fees are $48,000 per year for the first Series, and $12,000 for each additional Series or class. The Trust pays the fees and out-of-pocket costs of Investor Services Group.

         The services Investor Services Group provides to the Trust include: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.

         With respect to FIRST MUTUAL FUND, Investor Services Group received administration fees of $66,391 $59,915 and $55,489, for the fiscal years ended June 30, 1999, 1998, and 1997, respectively. For the fiscal year ended June 30, 1999 and 1998 and for the fiscal period ended June 30, 1997, TOTAL RETURN BOND FUND paid Investor Services Group administration fees of $ 20,116, $15,476 and $9,270, respectively. For the period June 10, 1999 (commencement of operations) to June 30, 1999, CALIFORNIA INTERMEDIATE TAX-FREE FUND paid Investor Services Group administration fees of $3,478.

TRANSFER AGENT AND FUND ACCOUNTANT
----------------------------------

         Investor Services Group serves as the Trust's Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also serves as the Trust's Accounting Services Agent pursuant to an Accounting Services Agreement (the "Accounting and Transfer Agent Services Agreements"). The Accounting and Transfer Agent Services Agreements will continue in effect from year to year, provided such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust (as defined under the section entitled "GENERAL INFORMATION" in the Prospectus), and a majority of the Board of Trustees who are not interested persons (as defined in the Act) of any party to the respective Agreements, by votes cast in person at a meeting called for such purpose.

         The Accounting and Transfer Agent Services Agreements provide generally that Investor Services Group shall be indemnified against liabilities to the Trust in connection with matters relating to the Accounting and Transfer Agent Services Agreements except those arising out of willful misfeasance, bad faith or gross negligence on the part of Investor Services Group in the performance of its duties or from reckless disregard of its obligations and duties thereunder.

         The Trust pays Investor Services Group an annual fee of $15.00 per shareholder account (subject to a minimum monthly fee of $ $2,250) for its services as Transfer Agent, Dividend Disbursing Agent and Redemption Agent. For accounting services, Investor Services Group receives from the Trust an annual fee, payable monthly, of $24,000 on the first $10 million of average daily net assets; .0004% on the next $40 million of average daily net assets; .0003% of the next $50 million of average daily net assets; and .0001% of average daily net assets in excess of $100 million.

THE CUSTODIAN
-------------

         UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64141, serves as the Funds' Custodian pursuant to a Custody Agreement. In such capacity, the Custodian holds or arranges for the holding of all portfolio securities and other assets of the Funds.

INDEPENDENT AUDITORS
--------------------

         Briggs, Bunting and Dougherty, LLP, 2121 Two Logan Square, 18th & Arch Streets, Philadelphia, PA 19103-4901 have been selected as the independent accountants for the Funds and will provide audit and tax services. The books of the Funds will be audited at least once each year by Briggs, Bunting and Dougherty, LLP.

BROKERAGE COMMISSIONS
---------------------

         It is the policy of each Fund to secure the execution of orders on its portfolio transactions in an effective manner at the most favorable price. Pursuant to its agreement with each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives, policies and restrictions, which securities are to be purchased and sold and which brokers are to be eligible to execute its portfolio transaction. It is not the policy of the Funds to deal solely with one broker, but it is each Fund's intention to place portfolio transactions with those brokers which provide the most favorable combination of price, execution and services to the Trust. Research services are a factor in selection of brokers, but payment in excess of brokerage commissions charged by other brokers is not made in recognition of research services. The reasonableness of brokerage commissions is evaluated by comparison to fees charged by other brokers where the execution and services are comparable.

         During the fiscal year ended June 30, 1999, 1998 & 1997, FIRST MUTUAL FUND paid total brokerage commissions of $51,226, $77,023.60 and $99,150.57, respectively. The Board of Trustees, including a majority of the disinterested Trustees, have adopted certain procedures pursuant to Rule 17e-1 governing brokerage transactions between the Trust and affiliated brokers. During the fiscal years ended June 30, 1999, 1998 and 1997 the Trust paid no such brokerage commissions.


                                 NET ASSET VALUE
                                 ---------------

         As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the New York Stock Exchange (the "Exchange"), on each Business Day. A "Business Day" is any day the Exchange is open for regular business. Currently the Exchange is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

         Valuations of securities purchased by the Funds are supplied by independent pricing services used by Investor Services Group, as administrator, which have been approved by the Trustees of the Trust. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.

         Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications at to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations.

         The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

         Each Fund offers a Systematic Withdrawal Plan ("SWP") if you wish to receive regular distributions from your account in that Fund. However, before you can utilize the SWP, your account in the Fund must have a current value of $5,000 or more, your dividend and distributions must be automatically reinvested and your requested distribution must be $50 or more made on a monthly, quarterly, semi-annual or annual basis.

         Your automatic payments under the SWP will either be made by check mailed to your address as shown on the books of the Transfer Agent to your bank account designated on your Account Application form. An application form for the SWP may be obtained by calling 1-800-441-6580. You may change or cancel the SWP at any time, upon written notice to the Transfer Agent at least five days prior to SWP withdrawal date for which you want such change or cancellation.

         Please note that if your redemptions from a Fund exceed your dividends from that Fund, your invested principal in the account may decrease. Thus depending on the frequency and amounts of the withdrawals and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely using the SWP.

                                      TAXES
                                      -----

ALL FUNDS
---------

        Each Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Funds will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of their income and diversification of their assets.

        Distributions paid by a Fund from capital gains, whether received in cash or in additional shares, are taxable to investors as capital gains, regardless of the length of time an investor has owned shares in the Fund. If purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

        Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

        A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders that have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

CALIFORNIA INTERMEDIATE TAX-FREE FUND
-------------------------------------

         The Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-income dividends" (as defined in the Code) to shareholders. Exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. However, this favorable tax treatment may not apply to shareholders who are "substantial users" (or "related persons" thereto) with respect to facilities financed by securities held by the Fund.

         To the extent that dividends are derived from interest on California municipal securities, or from interest earnings on certain U.S. Government obligations, and as long as at least 50% of the value of the total assets of the Fund consists of bonds on which the interest is exempt from taxation under the laws of California or the laws of the United States, such dividends will also be exempt from California personal income taxes. For California income tax purposes, capital gain distributions and any income from investment in taxable securities (other than California municipal obligations and direct U.S. Government obligations) are taxable as ordinary income. The Fund will inform shareholders annually as to the portion of the distributions, which constitutes dividends exempt from California personal income tax. All distributions received by a corporation doing business in California may be subject to California franchise taxes.

         Interest income (in the form of dividends) exempt from federal income tax is not necessarily exempt under the income or other tax laws of state and local taxing authorities. Shareholders should consult their tax advisors about the status of distributions from the Fund in this regard.

         The Tax Reform Act of 1986 restricts the federal tax exemption for interest earned on certain municipal obligations. Under that law, interest on "private activity" municipal bonds (for example, those issued to finance housing projects) issued after the effective date is an item of "tax preference" subject to the individual Alternative Minimum Tax. It is the current intention of the Fund not to purchase bonds that are subject to the individual Alternative Minimum Tax. Shareholders will be given prior notification if the Fund intends to change this policy. Corporate shareholders may wish to consult their tax advisors before investing in the Fund, since some of the interest on municipal bonds held in the Fund's portfolio may be included in income subject to the corporate Alternative Minimum Tax.

        The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the Federal, state, local or foreign tax consequences of an investment in the Fund.


                             PERFORMANCE INFORMATION
                             -----------------------

        From time to time, performance information regarding a Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent a Fund's past performance, and should not be considered as representative of future results. A Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

         From time to time, a Fund may advertise its yield and "tax-equivalent" yield. A Fund's yields are calculated according to methods that are standardized for all mutual funds. Because yield calculation methods differ from the methods used for other purposes, a Fund's yield may not equal its distribution rate, the income paid to a shareholder s account, or the income reported in the Fund's financial statements. The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30 days over a 365-day period and is shown as a percentage of the investment. The Fund may also advertise together with its yield a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's yield.

         A Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by a Fund should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund's may also be mentioned in newspapers, magazines, or other media from time to time. The Fund's assume no responsibility for the accuracy of such data. Each Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

        The principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION OF TOTAL RETURN
---------------------------

         Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         ERV   =   P(1 + T)"

Where:   ERV   =   ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

         P   =   hypothetical initial payment of $1,000.
         n   =   period covered by the computation, expressed in terms of years.
         T   =   average annual total return.

         The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV) -1]
                          -----
                            P

Where:  ERV  =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the
                beginning of the period.
        P    =  hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         Based on the foregoing calculations, the average annual total returns for the FIRST MUTUAL FUND for the one year, five year and ten year periods ended June 30, 1999 were 43.53%, 29.28% and 16.83%, respectively. The aggregate total returns for the same five and ten year periods were 261.35% and 374.20%, respectively. The total return for TOTAL RETURN BOND FUND for the one year period ended June 30, 1999 was 2.79%. The average annual total return for the TOTAL RETURN BOND FUND since its inception on Oct. 1, 1996 through June 30, 1999 was 5.66%.

         A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                             YIELD = 2 [(a-b+1)6-1]
                                         -----
                                     cd


Where:  a  = dividends and interest earned during the period;
        b  = expenses accrued for the period (net of reimbursements);
        c  = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         For the period ended June 30, 1999, TOTAL RETURN BOND FUND had a yield of 4.77%. Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.


                          SHARES OF BENEFICIAL INTEREST
                          -----------------------------

DESCRIPTION OF SHARES
---------------------

         The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares a Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS
--------------------

         The Board of Trustees does not intend to hold annual meetings of shareholders of the Fund. Subject to certain conditions, shareholders of the Funds may seek to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.


                              FINANCIAL STATEMENTS
                              --------------------


         The audited financial statements and notes thereto for each Fund, contained in the Annual Report to Shareholders dated June 30, 1999, are incorporated by reference into this Statement of Additional Information and have been audited by Briggs, Bunting and Dougherty, LLP., whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Briggs, Bunting and Dougherty, LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                  APPENDIX "A"
                                  ------------

                       DESCRIPTIONS OF SECURITIES RATINGS

                                                                    APPENDIX "A"

                              RATINGS OF SECURITIES
                              ---------------------

COMMERCIAL PAPER RATINGS
------------------------

STANDARD & POOR'S CORPORATION:

Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

MOODY'S INVESTORS SERVICE, INC.:

The rating "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

This will normally be evidenced by many of the characteristics of "Prime-1" rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions.

Ample alternative liquidity is maintained.

FITCH IBCA:

Commercial paper rated "F-1" by Fitch IBCA ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated "F-2" by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, I.E., "F-1." The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

CORPORATE DEBT RATINGS
----------------------

STANDARD & POOR'S CORPORATION:

An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated "BB" and "B" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

MOODY'S INVESTORS SERVICE, INC.:

The following summarizes the six highest ratings used by Moody's for corporate debt. Bonds that are rated "Aaa" by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. Bonds that are rated "A" by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated "Baa" by Moody's are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bond which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DUFF & PHELPS, INC.:

The following summarizes the six highest long-term debt ratings by Duff & Phelps, Inc. ("Duff"). Debt rated "AAA" has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated "AA" has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated "A" has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated "BBB" has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. Debt rated "BB" is below investment-grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Debt rated "B" is below investment-grade and possesses risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. To provide more detailed indications of credit quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within this major rating category.

FITCH IBCA:

The following summarizes the six highest long-term debt ratings by Fitch IBCA(except for "AAA" ratings, plus(+) or minus (-) signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment-grade is higher than for bonds with higher ratings. Bonds rated "BBB" are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated "B" are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMPSON BANKWATCH, INC.:

The following summarizes the six highest long-term debt ratings by Thompson BankWatch, Inc. ("Thompson"). "AAA" is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. "AA" is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. "A" is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. "BBB" is the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment-grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issuer rated "B" show a higher degree of uncertainty and therefore greater likelihood of default that higher rated issuers. Adverse developments could well negatively affect the payment of interest and principal on a timely basis. Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed.

                       TRAINER WORTHAM FIRST MUTUAL FUNDS

                                    FORM N-1A

                            PART C: OTHER INFORMATION
                            =========================

Item 23.
         (a) Agreement and Declaration of Trust dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

         (b) By-Laws dated October 18, 1994, last amended July 25, 1996 --Incorporated herein by reference to Exhibit No. 2(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

         (c)   None

         (d)   (i)   Investment Advisory Agreement for FIRST MUTUAL FUND
                     between Registrant and Trainer Wortham & Co., Inc. dated
                     September 30, 1996 --Incorporated herein by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 56 to
                     Registration Statement No. 2-15037 filed electronically
                     September 30, 1996.

               (ii) Investment Advisory Agreement for TRAINER WORTHAM TOTAL RETURN BOND FUND between Registrant and Trainer Wortham & Co., Inc. dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 5(c) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

               (iii) Investment Advisory Agreement for TRAINER WORTHAM
                     CALIFORNIA INTERMEDIATE TAX-FREE FUND between Registrant and Trainer Wortham & Co., Inc. dated April 29, 1999 --Incorporated herein by reference to Exhibit No. 5(d) to Post-Effective Amendment No. 61 to Registration Statement No. 2-15037 filed electronically June 1, 1999.

               (iv) Investment Advisory Agreement for TRAINER WORTHAM LARGE-CAP GROWTH FUND -- to be filed by amendment.

         (e)   (ii)  Underwriting Agreement between Registrant and First Data
                     Distributors, Inc. dated January 1, 1999 - Incorporated herein by reference to Exhibit No. 6(b) to Post-Effective Amendment No.60 to Registration Statement No. 2-15037 filed electronically March 16, 1999.

         (f)         None.

         (g)   (i)   Custody Agreement with UMB Bank, N.A. -- dated October 18,
                     1994 --Incorporated herein by reference to Exhibit No.
                     8(a) to Post-Effective Amendment No. 56 to Registration
                     Statement No. 2-15037 filed electronically September 30,
                     1996.

               (ii) Amendment dated July 25, 1996 to Custody Agreement, reflecting the Trust?s name change and creation of new Series -- Incorporated herein by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

         (h)   (i)   Administration Agreement between Registrant and Fund/Plan
                     Services, Inc., dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 9(a) to Post-Effective
                     Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                           (a) Amendment to Administration Agreement dated
                               April 28, 1998 - Incorporated herein by
                               reference to Exhibit No. 9(a)(i) to
                               Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

               (ii) Accounting Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 9(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                           (a) Amendment to Accounting Services Agreement dated
                               April 28, 1998 - Incorporated herein by
                               reference to Exhibit No. 9(b)(i) to
                               Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

               (iii) Transfer Agent Services Agreement between Registrant and
                     Fund/Plan Services, Inc., dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                           (a) Amendment to Transfer Agent Services Agreement
                               dated April 28, 1998 - Incorporated herein by reference to Exhibit No. 9(c)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

         (i)   Consent of Dechert Price & Rhoads -- Not Applicable.


         (j) Consent of Briggs, Bunting & Dougherty, LLP - To be filed by amendment.

         (k)   Not Applicable.

         (l)   None.

         (m)   (i)   Distribution (12b-1) Plan for FIRST MUTUAL FUND, with
                     Fund/Plan Broker Services, Inc., dated October 31, 1991 --
                     Incorporated herein by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 56 to Registration Statement
                     No. 2-15037 filed electronically September 30, 1996.

               (ii) Distribution (12b-1) Plan for LARGE-CAP GROWTH FUND, with First Data Distributors, Inc., dated April 29 31, 1999 -- to be filed by amendment.

         (n)   Financial Data Schedules -- Not applicable

         (o)   None.

         (p) Powers-of-Attorney - Incorporated herein by reference to Exhibit No. 99(B) (p) to Post-Effective Amendment No. 62 to Registration Statement No. 2-15037 filed electronically August 5, 1999.

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------
               None.

Item 25. Indemnification
         ---------------

                     Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides as follows: The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the Trust from an against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any

                     Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

                     Article Sixth of the By-Laws of the Trust provide that any trustee and officer shall be indemnified against reasonable costs and expenses incurred in connection with any proceeding to which he or she is made a party by reason of his being or having been a trustee or officer of the Trust, except in relation to any action, suit or proceeding in which he or she is adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves a trustee or officer of liability for such willful misfeasance, etc., a written opinion of independent counsel is required prior to payment of indemnification.

                     Indemnification of the Trust's investment advisor, distributor, custodian, administrator, transfer agent, dividend disbursing and redemption agent and accounting services agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement (Exhibit 5(a));
                     Section 8 of the Underwriting Agreement (Exhibit 6(a)),
                     Section 18 of the Custodian Agreement (Exhibit 8), Section 25 of the Administration Agreement (Exhibit 9(a)) Section 8(d) of the Administration Agreement (Exhibit 9(c)), and
                     Section 23 of the Accounting Services Agreement (Exhibit 9(c)).

                     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities which have been registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor
         ----------------------------------------------------

                     Trainer Wortham & Co., Inc. is engaged in investment advising and counseling, and continues an investment counseling business which began in 1924 as Trainer & Associates. The company is registered as an investment advisor under the Investment Advisors Act of 1940 and, as of June 30, 1999 supervised approximately $3.0 billion in investment accounts.

                     The company is a wholly owned subsidiary of First Republic Bank of San Francisco, California. The business and other connections of the officers and directors of Trainer Wortham & Co., are set forth in the Form ADV of Trainer Wortham & Co., as currently on file with U.S. Securities and Exchange Commission, and which is incorporated by reference herein.

Item 27. Principal Underwriter
         ---------------------

         (a) First Data Distributors, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                              The Galaxy Fund
                              Galaxy Fund II
                              The Galaxy VIP Fund

                              Alleghany Funds (f/k/a CT&T Funds)
                              Wilshire Target Funds, Inc.
                              The Potomac Funds
                              Panorama Trust
                              First Choice Funds Trust
                              Undiscovered Managers Fund
                              LKCM Funds
                              BT Insurance Funds Trust
                              ABN AMRO Funds (f/k/a Rembrandt Funds)
                              IBJ Funds Trust
                              ICM Series Trust
                              Forward Funds, Inc.
                              Light Index Funds, Inc.
                              WorldWide Index Funds
                              Weiss, Peck & Greer Funds Trust
                              Weiss, Peck & Greer International Fund
                              WPG Growth Fund
                              WPG Growth and Income Fund
                              WPG Tudor Fund
                              RWB/WPG U.S. Large Stock Fund
                              Tomorrow Funds Retirement Trust
                              The Govett Funds, Inc.
                              IAA Trust Growth Fund, Inc.
                              IAA Trust Asset Allocation Fund, Inc.
                              IAA Trust Tax Exempt Bond Fund, Inc.
                              IAA Trust Taxable Fixed Income Series Fund, Inc. Matthews International Funds
                              McM Funds
                              Metropolitan West Funds
                              Smith Breeden Series Fund
                              Smith Breeden Trust
                              The Stratton Funds, Inc.
                              Stratton Growth Fund, Inc.
                              Stratton Monthly Dividend REIT Shares, Inc.
                              Trainer Wortham First Mutual Funds


                (b) The table below sets forth certain information as to the Underwriter's Trustees, Officers and Control Persons:


                                                              Position                    Position
                      Name and Principal                      and Offices                 and Offices
                      Business Address                        with Underwriter            with Registrant
                      ----------------                        ----------------            ---------------
                      Kenneth J. Kempf                        Director, President         None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903

                      Lynne M. Cannon                         Vice President and          None
                      3200 Horizon Drive                      Principal
                      King of Prussia, PA 19406-0903

                      Rocco J. Cavalieri                      Director and                None
                      3200 Horizon Drive                      Vice-President
                      King of Prussia, PA 19406-0903



                      Gerald J. Holland                       Director, Vice-             None
                      3200 Horizon Drive                      President and
                      King of Prussia, PA 19406-0903          Principal

                      Sandra L. Adams                                                     None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903          Principal

                      Bruno DiStefano                         Principal                   None
                      3200 Horizon Drive
                      King of Prussia, PA  19406-0903

                      Mary P. Efstration                      Secretary                   None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903


                (c)   None

Item 28.              Location of Accounts and Records
                      --------------------------------
                      (1) Trainer Wortham & Co., Inc., 845 Third Avenue, New York, NY 10022 (records relating to its functions as investment advisor).

                      (2) UMB Bank, KC, NA, P.O. Box 412797, Kansas City, MO 64141-2797 (records prepared after February 29, 1988 relating to its functions as Custodian).

                      (3) First Data Investor Services Group, Inc.,. 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (records prepared after March 15, 1985 relating to its functions as Transfer Agent, dividend disbursing and redemption agent, and Accounting Services Agent); and since April 16, 1991 for its administrative records.

                      (4) Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, DC 20006 (Articles of Association, By-Laws and Minute Books).

                      (5) First Data Investor Services Group, Inc. and First Data Distributors, Inc. 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (Administrative records and those records relating to functions as Distributor prepared after May 1, 1991 which are required to be maintained pursuant to Section 31(a) under the Investment Company Act of 1940, as the rules promulgated thereunder).

Item 29.              Management Services
                      -------------------
                      None

Item 30.              Undertakings
                      ------------
                      None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in King of Prussia, PA on September 2, 1999.


                          TRAINER WORTHAM FIRST MUTUAL FUNDS





                          David P. Como*
                          President and Trustee



Pursuant to the requirements of the Securities Act of 1933, this Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                        TITLE                        DATE
---------                        -----                        ----

*James F. Twaddell               Chairman of the              September 2, 1999
                                 Board and Trustee

*Debra L. Como                   Secretary and Treasurer      September 2, 1999

*Robert S. Lazar                 Trustee                      September 2, 1999

*David Elias                     Trustee                      September 2, 1999

*Raymond Eisenberg               Trustee                      September 2, 1999

*Robert H. Breslin, Jr.          Trustee                      September 2, 1999

*Timothy J. O'Hara               Trustee                      September 2, 1999

*Todd Eisenberg                  Trustee                      September 2, 1999



                             * By: /s/ Kelly O'Neill
                             --------------------------------------
                             Kelly O'Neill, as Attorney-in-Fact
                             pursuant to Power-of-Attorney